UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2010

DATE OF REPORTING PERIOD: JUNE 30, 2010

Item 1. Reports to Stockholders

The Semi-Annual Report to Shareholders follows

First Investors

SEMI-ANNUAL REPORT

LIFE SERIES FUNDS

June 30, 2010

FOREWORD

This report is for the information of the shareholders of the Funds. It is the Funds’ practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the Equity & Bond Markets Overview reflect those views of the Director of Equities and Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Fund, including information about its Trustees.

Equity & Bond Markets Overview
FIRST INVESTORS LIFE SERIES FUNDS

Dear Investor:

Through the first four months of the reporting period, markets performed much as they had during 2009. Stock markets rallied and within the fixed income markets riskier investments provided the highest returns. But in late April several factors, beginning with concern about Greece’s ability to repay its debt, led to a trend of worldwide risk aversion that carried through the end of the reporting period. In particular, investor confidence fell because of the sovereign debt crisis in Europe, the BP oil spill, worries about slower growth in China, uncertainty due to financial regulatory reform, record budget deficits, and signs of slowing growth in the U.S. In the ensuing “flight to safety,” investors moved from riskier investments, such as stocks, to high quality U.S. fixed income securities. The benchmark 2-year U.S. Treasury note yield fell to an all-time low, ending the period at .61%. The 10-year Treasury note yield moved from 3.8% to 2.9%, a level that in the last 40 years had previously only been seen following the collapse of Lehman in late 2008.

Although the U.S. economy continued its recovery during the reporting period, the Federal Reserve (the “Fed”) maintained the benchmark federal funds rate at the all-time low level of 0% to .25%. The Fed’s stance reflected several factors. The unemployment rate has remained very high (9.5% in June). The rate of inflation has been very low—the consumer price index was up only 1.1% year-over-year in June. And the recovery remained vulnerable to external shocks such as the European sovereign debt crisis. Consequently, the Fed has indicated that it expects to keep the federal funds rate at exceptionally low levels for an extended period.

While the reporting period began optimistically, economic worries both international and domestic dragged down the equity markets in the second quarter. Many sectors of the market have fallen steeply this year, with the downturn beginning around the second week of May. The energy, materials and consumer discretionary sectors were hit particularly hard. For the six month reporting period, losses were felt across all market sectors, with small caps falling 1.95%, as represented by the Russell 2000 Index and large caps losing 6.65%, as measured by the S&P 500 Index. International markets fell 13.23%, according to the MSCI EAFE Index, largely due to the growing economic tumult in Europe, where markets such as Greece and Spain took big hits as a result of their weak fiscal positions.

With the tailwind of falling interest rates, the bond market provided solid returns. According to Bank of America Merrill Lynch, the broad bond market gained 5.5% during the reporting period. Investment grade corporate bonds had the strongest performance, returning 6.1%. The sector’s relatively high yield, combined with the benefit of falling interest rates, more than offset the negative impact of slightly wider

1

Equity & Bond Markets Overview (continued)
FIRST INVESTORS LIFE SERIES FUNDS

spreads. The Treasury sector, which was the primary beneficiary of the flight to safety in the second quarter, gained 5.9%. High quality mortgage-backed bonds also benefited from strong investor demand, returning 4.7%. On the strength of a very solid first quarter, high yield bonds were up 4.7%. Lastly, money market rates remained very close to zero, providing virtually no return to investors.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts issued by First Investors Life Insurance Company. The reports do not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

This Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in variable life and annuity subaccounts. For stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts, such as small-cap, global and international funds. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your subaccounts.

2

Understanding Your Fund’s Expenses
FIRST INVESTORS LIFE SERIES FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2010, and held for the entire six-month period ended June 30, 2010. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Fund Expenses (unaudited)
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Examples
Actual	$1,000.00	$920.06	$3.95
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.67	$4.16

*	Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition (unaudited)
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

4

Portfolio of Investments
BLUE CHIP FUND
June 30, 2010

Shares		Security	Value

		COMMON STOCKS—99.8%
		Consumer Discretionary—9.5%
16,400		Best Buy Company, Inc.	$ 555,304
53,150		Comcast Corporation – Special Class “A”	873,255
35,200		H&R Block, Inc.	552,288
24,700		Home Depot, Inc.	693,329
14,700	*	Kohl’s Corporation	698,250
48,500		Lowe’s Companies, Inc.	990,370
11,000		McDonald’s Corporation	724,570
8,000		NIKE, Inc. – Class “B”	540,400
16,200		Omnicom Group, Inc.	555,660
31,300		Staples, Inc.	596,265
17,500		Target Corporation	860,475
27,900		Time Warner, Inc.	806,589
22,400		Viacom, Inc. – Class “B”	702,688
34,900		Walt Disney Company	1,099,350
			10,248,793

		Consumer Staples—15.6%
24,400		Avon Products, Inc.	646,600
15,200		Clorox Company	944,832
32,000		Coca-Cola Company	1,603,840
14,700		Costco Wholesale Corporation	806,001
35,000		CVS Caremark Corporation	1,026,200
11,700		Kellogg Company	588,510
22,600		Kimberly-Clark Corporation	1,370,238
39,861		Kraft Foods, Inc. – Class “A”	1,116,108
29,800		Kroger Company	586,762
35,300		PepsiCo, Inc.	2,151,535
30,100		Philip Morris International, Inc.	1,379,784
28,140		Procter & Gamble Company	1,687,837
35,000		Walgreen Company	934,500
38,900		Wal-Mart Stores, Inc.	1,869,923
			16,712,670

		Energy—9.9%
32,500		Chevron Corporation	2,205,450
25,771		ConocoPhillips	1,265,098
14,700		Devon Energy Corporation	895,524
49,800		ExxonMobil Corporation	2,842,086
21,100		Halliburton Company	518,005
10,800		Hess Corporation	543,672

5

Portfolio of Investments (continued)
BLUE CHIP FUND
June 30, 2010

Shares		Security	Value

		Energy (continued)
23,200		Marathon Oil Corporation	$ 721,288
19,000		Noble Corporation	587,290
18,700		Schlumberger, Ltd.	1,034,858
			10,613,271

		Financials—13.3%
16,200		ACE, Ltd.	833,976
18,600		Allstate Corporation	534,378
27,200		American Express Company	1,079,840
21,500		Ameriprise Financial, Inc.	776,795
52,817		Bank of America Corporation	758,980
41,205		Bank of New York Mellon Corporation	1,017,351
17,300		Capital One Financial Corporation	697,190
15,800		Chubb Corporation	790,158
48,700		Hudson City Bancorp, Inc.	596,088
53,432		JPMorgan Chase & Company	1,956,146
27,500		Marsh & McLennan Companies, Inc.	620,125
14,700		MetLife, Inc.	555,072
21,600		Morgan Stanley	501,336
12,800		Northern Trust Corporation	597,760
20,100		State Street Corporation	679,782
17,700		Travelers Companies, Inc.	871,725
26,500		U.S. Bancorp	592,275
32,500		Wells Fargo & Company	832,000
			14,290,977

		Health Care—15.3%
37,400		Abbott Laboratories	1,749,572
21,500	*	Amgen, Inc.	1,130,900
33,700		Bristol-Myers Squibb Company	840,478
9,400		C.R. Bard, Inc.	728,782
16,600	*	Gilead Sciences, Inc.	569,048
51,800		Johnson & Johnson	3,059,308
12,200	*	Life Technologies Corporation	576,450
8,200		McKesson Corporation	550,712
29,700		Medtronic, Inc.	1,077,219
27,300		Merck & Company. Inc.	954,681
23,700		Novartis AG (ADR)	1,145,184
108,357		Pfizer, Inc.	1,545,171
11,400		Quest Diagnostics, Inc.	567,378

6

Shares		Security	Value

		Health Care (continued)
18,900	*	St. Jude Medical, Inc.	$ 682,101
11,900		Teva Pharmaceutical Industries, Ltd. (ADR)	618,681
11,000	*	Zimmer Holdings, Inc.	594,550
			16,390,215

		Industrials—11.2%
14,200		3M Company	1,121,658
12,400		Emerson Electric Company	541,756
117,700		General Electric Company	1,697,234
20,100		Honeywell International, Inc.	784,503
13,500		Illinois Tool Works, Inc.	557,280
21,900		Ingersoll-Rand, PLC	755,331
20,700		ITT Corporation	929,844
13,700		Lockheed Martin Corporation	1,020,650
11,100		Northrop Grumman Corporation	604,284
14,500		Raytheon Company	701,655
19,700		Republic Services, Inc.	585,681
20,525		Tyco International, Ltd.	723,096
11,300		United Parcel Service, Inc. – Class “B”	642,857
21,200		United Technologies Corporation	1,376,092
			12,041,921

		Information Technology—18.1%
57,100		Activision Blizzard, Inc.	598,979
21,300	*	Adobe Systems, Inc.	562,959
5,100	*	Apple, Inc.	1,282,803
15,000		Automatic Data Processing, Inc.	603,900
22,900		CA, Inc.	421,360
83,800	*	Cisco Systems, Inc.	1,785,778
55,500	*	EMC Corporation	1,015,650
41,300		Hewlett-Packard Company	1,787,464
86,300		Intel Corporation	1,678,535
13,600		International Business Machines Corporation	1,679,328
155,200		Microsoft Corporation	3,571,152
55,700		Nokia Corporation – Class “A” (ADR)	453,955
55,000		Oracle Corporation	1,180,300
24,100		QUALCOMM, Inc.	791,444
37,700	*	Symantec Corporation	523,276
30,600		Texas Instruments, Inc.	712,368
40,100		Western Union Company	597,891
15,400	*	Yahoo!, Inc.	212,982
			19,460,124

7

Portfolio of Investments (continued)
BLUE CHIP FUND
June 30, 2010

Shares or
Principal
Amount		Security		Value

		Materials—1.7%
23,100		Dow Chemical Company		$ 547,932
23,100		DuPont (E.I.) de Nemours & Company		799,029
8,900		PPG Industries, Inc.		537,649
				1,884,610

		Telecommunication Services—3.1%
61,700		AT&T, Inc.		1,492,523
65,800		Verizon Communications, Inc.		1,843,716
				3,336,239

		Utilities—2.1%
19,000		American Electric Power, Inc.		613,700
43,200		Duke Energy Corporation		691,200
18,900		NextEra Energy, Inc.		921,564
				2,226,464
Total Value of Common Stocks (cost $91,800,162)				107,205,284

		SHORT-TERM INVESTMENTS—.1%
		Money Market Fund
$135	M	First Investors Cash Reserve Fund, .22% (cost $135,000)**		135,000
Total Value of Investments (cost $91,935,162)			99.9%	107,340,284
Other Assets, Less Liabilities			.1	134,797
Net Assets			100.0%	$107,475,081

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at June 30, 2010 (see Note 3).

Summary of Abbreviations:
ADR American Depositary Receipts

8

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$107,205,284	$—	$—	$107,205,284
Money Market Fund	135,000	—	—	135,000
Total Investments
in Securities*	$107,340,284	$—	$—	$107,340,284

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

See notes to financial statements	9

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Examples
Actual	$1,000.00	$1,000.00	$1.19
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,023.60	$1.20

*	Expenses are equal to the annualized expense ratio of .24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived or assumed.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

10

Portfolio of Investments
CASH MANAGEMENT FUND
June 30, 2010

Principal			Interest
Amount		Security	Rate	*	Value

		U.S. GOVERNMENT AGENCY
		OBLIGATIONS—36.9%
		Fannie Mae:
$ 196	M	7/14/10	0.18%		$ 195,987
350	M	7/21/10	0.17		349,967
200	M	7/28/10	0.18		199,973
450	M	9/20/10	0.17		449,828
500	M	10/4/10	0.17		499,776
		Federal Home Loan Bank:
200	M	7/16/10	0.18		199,985
300	M	9/10/10	0.15		299,911
325	M	9/15/10	0.15		324,897
200	M	4/12/11	0.55		200,000
		Freddie Mac:
400	M	7/14/10	0.18		399,975
500	M	9/14/10	0.23		499,760
Total Value of U.S. Government Agency Obligations (cost $3,620,059)					3,620,059

		CORPORATE NOTES—30.6%
400	M	AT&T, Inc., 7/20/10 (a)	0.20		399,958
450	M	Brown-Forman Corp., 7/12/10 (a)	0.26		449,964
400	M	Campbell Soup Co., 7/1/10 (a)	0.20		400,000
300	M	Emerson Electric Co., 7/12/10 (a)	0.24		299,978
100	M	General Electric Capital Corp., 2/1/11	0.73		102,601
400	M	Honeywell International, 9/28/10 (a)	0.25		399,753
500	M	Merck & Co., Inc., 9/3/10 (a)	0.28		499,751
450	M	PepsiCo, Inc., 8/26/10 (a)	0.14		449,902
Total Value of Corporate Notes (cost $3,001,907)					3,001,907

		VARIABLE AND FLOATING
		RATE NOTES—9.2%
400	M	Mississippi Business Finance Corp.
		(Chevron USA, Inc.), 12/1/30	0.09		400,000
		Valdez, Alaska Marine Terminal Rev.:
300	M	Exxon Pipeline Co., Project B, 12/1/33	0.09		300,000
200	M	Exxon Pipeline Co., Project C, 12/1/33	0.09		200,000
Total Value of Floating Rate Notes (cost $900,000)					900,000

		BANKERS’ ACCEPTANCES—5.2%
509	M	Bank of America, Inc., 7/13/10 (cost $508,949)	0.30		508,949

11

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
June 30, 2010

Principal				Interest
Amount		Security		Rate	*	Value

		CERTIFICATES OF DEPOSIT—3.5%
$ 340	M	Citibank, NA, 9/3/10 (cost $340,040)		0.69		$ 340,040

		U.S. GOVERNMENT FDIC GUARANTEED
		DEBT—2.1%
200	M	Morgan Stanley, 12/1/10 (cost $ 202,151)		0.23		202,151

		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—10.2%
1,000	M	U.S. Treasury Bills, 8/12/10 (cost $999,895)		0.09		999,895
Total Value of Investments (cost $9,573,001)**			97.7%			9,573,001
Other Assets, Less Liabilities			2.3			223,646
Net Assets			100.0%			$9,796,647

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2010.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 5).

12

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
U.S. Government Agency
Obligations	$—	$3,620,059	$—	$3,620,059
Corporate Notes	—	3,001,907	—	3,001,907
Variable and Floating
Rate Notes:
Municipal Bonds	—	900,000	—	900,000
Bankers’ Acceptances	—	508,949	—	508,949
Certificates of Deposit	—	340,040	—	340,040
U.S. Government FDIC
Guaranteed Debt	—	202,151	—	202,151
Short-Term U.S. Government
Obligations	—	999,895	—	999,895
Total Investments in
Securities	$—	$9,573,001	$—	$9,573,001

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

See notes to financial statements	13

Fund Expenses (unaudited)
DISCOVERY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Examples
Actual	$1,000.00	$973.78	$4.11
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.62	$4.21

*	Expenses are equal to the annualized expense ratio of .84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition (unaudited)
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

14

Portfolio of Investments
DISCOVERY FUND
June 30, 2010

Shares		Security	Value

		COMMON STOCKS—94.6%
		Consumer Discretionary—10.4%
152,500		American Eagle Outfitters, Inc.	$ 1,791,875
58,100	*	Big Lots, Inc.	1,864,429
74,500	*	Career Education Corporation	1,714,990
129,700		Foot Locker, Inc.	1,636,814
37,100		Hasbro, Inc.	1,524,810
48,700		Phillips Van-Heusen Corporation	2,253,349
131,800		Regal Entertainment Group – Class “A”	1,718,672
			12,504,939

		Consumer Staples—9.2%
48,200	*	American Italian Pasta Company – Class “A”	2,548,334
39,300		Corn Products International, Inc.	1,190,790
205,500	*	Dole Food Company, Inc.	2,143,365
73,700		Flowers Foods, Inc.	1,800,491
82,800	*	Fresh Del Monte Produce, Inc.	1,675,872
29,200		J. M. Smucker Company	1,758,424
			11,117,276

		Energy—9.1%
104,600	*	Carrizo Oil & Gas, Inc.	1,624,438
111,400		EXCO Resources, Inc.	1,627,554
126,000	*	Matrix Service Company	1,173,060
69,800	*	Plains Exploration & Production Company	1,438,578
172,300	*	Resolute Energy Corporation	2,108,952
40,500		SM Energy Company	1,626,480
16,900	*	Whiting Petroleum Corporation	1,325,298
			10,924,360

		Financials—15.8%
6,939	*	Alleghany Corporation	2,035,209
51,200		American Financial Group, Inc.	1,398,784
15,300		Everest Re Group, Ltd.	1,082,016
110,400	*	EZCORP, Inc. – Class “A”	2,047,920
54,100		Harleysville Group, Inc.	1,678,723
119,000	*	Hilltop Holdings, Inc.	1,191,190
91,700		Jefferies Group, Inc.	1,933,036
156,100	*	Knight Capital Group, Inc. – Class “A”	2,152,619
3,400	*	Markel Corporation	1,156,000

15

Portfolio of Investments (continued)
DISCOVERY FUND
June 30, 2010

Shares		Security	Value

		Financials (continued)
274,800		MFA Financial, Inc. (REIT)	$ 2,033,520
17,700		Mid-America Apartment Communities, Inc. (REIT)	911,019
43,800	*	Piper Jaffray Companies, Inc.	1,411,236
			19,031,272

		Health Care—10.9%
58,000	*	AMERIGROUP Corporation	1,883,840
122,700	*	Endo Pharmaceuticals Holdings, Inc.	2,677,314
57,200	*	Life Technologies Corporation	2,702,700
51,200	*	Magellan Health Services, Inc.	1,859,584
38,700	*	MEDNAX, Inc.	2,152,107
87,900		PerkinElmer, Inc.	1,816,893
			13,092,438

		Industrials—7.5%
20,700	*	Alliant Techsystems, Inc.	1,284,642
75,200	*	Chart Industries, Inc.	1,171,616
36,100		Curtiss-Wright Corporation	1,048,344
77,200	*	EMCOR Group, Inc.	1,788,724
44,900	*	FTI Consulting, Inc.	1,957,191
17,500		Precision Castparts Corporation	1,801,100
			9,051,617

		Information Technology—17.8%
299,200	*	Brightpoint, Inc.	2,094,400
265,000	*	Compuware Corporation	2,114,700
113,400	*	Convergys Corporation	1,112,454
61,800	*	Cymer, Inc.	1,856,472
150,600		EarthLink, Inc.	1,198,776
57,000		Fair Isaac Corporation	1,242,030
186,100	*	Lawson Software, Inc.	1,358,530
55,500		Lender Processing Services, Inc.	1,737,705
47,000	*	MICROS Systems, Inc.	1,497,890
110,400	*	QLogic Corporation	1,834,848
107,050	*	TNS, Inc.	1,866,952
190,700	*	Verigy, Ltd.	1,657,183
237,200	*	Vishay Intertechnology, Inc.	1,835,928
			21,407,868

16

Shares or
Principal
Amount			Security	Value

			Materials—10.7%
31,900			AptarGroup, Inc.	$ 1,206,458
26,600			Compass Minerals International, Inc.	1,869,448
130,200		*	Innospec, Inc.	1,221,276
96,300			Olin Corporation	1,742,067
42,000			Schnitzer Steel Industries, Inc. – Class “A”	1,646,400
81,700			Sensient Technologies Corporation	2,118,481
68,400			Silgan Holdings, Inc.	1,941,192
59,700			Westlake Chemical Corporation	l1,108,629
				12,853,951

			Telecommunication Services—2.2%
236,500		*	Premiere Global Services, Inc.	1,499,410
43,975			Telephone & Data Systems, Inc. – Special Shares	1,167,096
				2,666,506

			Utilities—1.0%
77,100			CMS Energy Corporation	1,129,515
Total Value of Common Stocks (cost $104,898,447)				113,779,742

			SHORT-TERM INVESTMENTS—4.7%
			Money Market Fund
$5,700	M		First Investors Cash Reserve Fund, .22% (cost $5,700,000)**	5,700,000
Total Value of Investments (cost $110,598,447)			99.3%	119,479,742
Other Assets, Less Liabilities			.7	846,836
Net Assets			100.0%	$120,326,578

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at June 30, 2010 (see Note 3).

Summary of Abbreviations:
REIT Real Estate Investment Trust

17

Portfolio of Investments (continued)
DISCOVERY FUND
June 30, 2010

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$113,779,742	$—	$—	$113,779,742
Money Market Fund	5,700,000	—	—	5,700,000
Total Investments
in Securities*	$119,479,742	$—	$—	$119,479,742

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

18	See notes to financial statements

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Examples
Actual	$1,000.00	$1,042.12	$3.95
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.92	$3.91

*	Expenses are equal to the annualized expense ratio of .78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

19

Portfolio of Investments
GOVERNMENT FUND
June 30, 2010

Principal
Amount		Security	Value

		RESIDENTIAL MORTGAGE-BACKED
		SECURITIES—67.7%
		Fannie Mae—15.0%
$1,395	M	5%, 1/1/2035 – 4/1/2039	$ 1,479,714
1,610	M	5.5%, 9/1/2033 – 7/1/2034	1,735,097
272	M	6%, 6/1/2039	295,382
290	M	9%, 6/1/2015 – 11/1/2026	331,581
185	M	11%, 10/1/2015	210,942
			4,052,716

		Freddie Mac—15.3%
1,899	M	5.5%, 1/1/2040	2,040,478
1,896	M	6%, 8/1/2032 – 12/1/2038	2,071,203
			4,111,681

		Government National Mortgage Association I
		Program—37.4%
1,000	M	4.5%, 6/15/2040	1,044,299
2,712	M	5%, 3/15/2033 – 4/15/2039	2,907,778
4,214	M	5.5%, 2/15/2033 – 4/15/2039	4,572,048
736	M	6%, 11/15/2032 – 4/15/2036	816,308
674	M	6.5%, 7/15/2032 – 8/15/2036	756,084
			10,096,517
Total Value of Residential Mortgage-Backed Securities (cost $17,327,420)			18,260,914

		U.S. GOVERNMENT FDIC GUARANTEED
		DEBT—12.4%
1,000	M	Bank of America Corp, 3.125%, 2012	1,044,824
1,000	M	Citigroup Funding, Inc., 1.875%, 2012	1,021,676
1,250	M	JPMorgan Chase & Co., 2.125%, 2012	1,286,315
Total Value of U.S. Government FDIC Guaranteed Debt (cost $3,301,887)			3,352,815

		U.S. GOVERNMENT AGENCY
		OBLIGATIONS—7.9%
1,000	M	Federal Farm Credit Bank, 1.75%, 2013	1,015,240
1,000	M	Tennessee Valley Authority, 4.5%, 2018	1,107,421
Total Value of U.S. Government Agency Obligations (cost $2,026,350)			2,122,661

20

Principal
Amount		Security		Value

		U.S. GOVERNMENT OBLIGATIONS—6.5%
$ 631	M	FDA Queens LP, 6.99%, 2017 (a)		$ 727,335
1,000	M	U.S. Treasury Notes, 2.375%, 2015		1,030,787
Total Value of U.S. Government Obligations (cost $1,716,610)				1,758,122
Total Value of Investments (cost $24,372,267)			94.5%	25,494,512
Other Assets, Less Liabilities			5.5	1,473,254
Net Assets			100.0%	$ 26,967,766

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Residential Mortgage-
Backed Securities	$—	$18,260,914	$—	$18,260,914
U.S. Government FDIC
Guaranteed Debt	—	3,352,815	—	3,352,815
U.S. Government Agency
Obligations	—	2,122,661	—	2,122,661
U.S. Government
Obligations	—	1,758,122	—	1,758,122
Total Investments
in Securities	$—	$25,494,512	$—	$25,494,512

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

See notes to financial statements	21

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Examples
Actual	$1,000.00	$934.18	$3.98
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.67	$4.16

*	Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition (unaudited)
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

22

Portfolio of Investments
GROWTH & INCOME FUND
June 30, 2010

Shares		Security	Value

		COMMON STOCKS—99.7%
		Consumer Discretionary—17.0%
56,900		American Greetings Corporation – Class “A”	$ 1,067,444
39,000	*	Big Lots, Inc.	1,251,510
32,400	*	BorgWarner, Inc.	1,209,816
29,469		Brown Shoe Company, Inc.	447,339
57,485		CBS Corporation – Class “B”	743,281
23,161	*	CEC Entertainment, Inc.	816,657
36,564		Coach, Inc.	1,336,414
74,000	*	Corinthian Colleges, Inc.	728,900
66,800	*	GameStop Corporation – Class “A”	1,255,172
17,400		Guess?, Inc.	543,576
67,600		H&R Block, Inc.	1,060,644
59,500		Home Depot, Inc.	1,670,165
36,500		Limited Brands, Inc.	805,555
78,400	*	Lincoln Educational Services Corporation	1,614,256
29,600		McDonald’s Corporation	1,949,752
133,800	*	Morgans Hotel Group Company	824,208
117,143		Newell Rubbermaid, Inc.	1,714,974
22,800		NIKE, Inc. – Class “B”	1,540,140
13,921		Polo Ralph Lauren Corporation – Class “A”	1,015,676
136,645	*	Ruby Tuesday, Inc.	1,161,482
50,237		Staples, Inc.	957,015
30,574	*	Steiner Leisure, Ltd.	1,175,265
224,370		Stewart Enterprises, Inc. – Class “A”	1,213,842
40,500		Tupperware Brands Corporation	1,613,925
72,083		Wyndham Worldwide Corporation	1,451,752
			29,168,760

		Consumer Staples—11.8%
121,500		Altria Group, Inc.	2,434,860
28,700		Avon Products, Inc.	760,550
32,589		Coca-Cola Company	1,633,361
51,400		CVS Caremark Corporation	1,507,048
16,500	*	Dole Food Company, Inc.	172,095
11,700		Kellogg Company	588,510
35,100		McCormick & Company, Inc.	1,332,396
71,627		Nu Skin Enterprises, Inc. – Class “A”	1,785,661
29,400		PepsiCo, Inc.	1,791,930
65,300		Philip Morris International, Inc.	2,993,352
26,713		Procter & Gamble Company	1,602,246
17,107		Safeway, Inc.	336,324

23

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2010

Shares		Security	Value

		Consumer Staples (continued)
2,874		Tootsie Roll Industries, Inc.	$ 67,970
39,400		Walgreen Company	1,051,980
43,564		Wal-Mart Stores, Inc.	2,094,121
			20,152,404

		Energy—6.1%
74,669	*	Cal Dive International, Inc.	436,814
26,018		ConocoPhillips	1,277,224
13,000		Ensco, PLC (ADR)	510,640
38,611		ExxonMobil Corporation	2,203,547
22,522		Marathon Oil Corporation	700,209
52,800	*	Noble Corporation	1,632,048
23,194		Sasol, Ltd. (ADR)	818,052
13,000		Schlumberger, Ltd.	719,420
72,107		Suncor Energy, Inc.	2,122,830
			10,420,784

		Financials—12.6%
15,006		American Express Company	595,738
46,100		Ameriprise Financial, Inc.	1,665,593
31,766		Astoria Financial Corporation	437,100
19,428		Bank of America Corporation	279,180
59,900		Brookline Bancorp, Inc.	531,912
18,405		Capital One Financial Corporation	741,722
18,937	*	Citigroup, Inc.	71,203
29,143		Discover Financial Services	407,419
113,500		Financial Select Sector SPDR Fund (ETF)	1,567,435
53,037		First Mercury Financial Corporation	561,131
68,000		FirstMerit Corporation	1,164,840
10,800		Hancock Holding Company	360,288
14,121		Hartford Financial Services Group, Inc.	312,498
102,400		Hudson City Bancorp, Inc.	1,253,376
11,600		IBERIABANK Corporation	597,168
29,000		Invesco, Ltd.	488,070
52,656		JPMorgan Chase & Company	1,927,736
48,113		Morgan Stanley	1,116,703
131,000		New York Community Bancorp, Inc.	2,000,370
78,800		NewAlliance Bancshares, Inc.	883,348
57,500		SPDR KBW Regional Banking (ETF)	1,327,675
103,279	*	Sunstone Hotel Investors, Inc. (REIT)	1,025,560
29,688		U.S. Bancorp	663,527

24

Shares		Security	Value

		Financials (continued)
29,400		Urstadt Biddle Properties – Class “A” (REIT)	$ 474,222
18,046		Webster Financial Corporation	323,745
31,367		Wells Fargo & Company	802,995
			21,580,554

		Health Care—11.6%
45,700		Abbott Laboratories	2,137,846
14,946	*	Amgen, Inc.	786,160
21,630		Baxter International, Inc.	879,043
16,800		Becton, Dickinson & Company	1,136,016
20,000	*	Genzyme Corporation	1,015,400
36,400	*	Gilead Sciences, Inc.	1,247,792
50,375		Johnson & Johnson	2,975,148
20,121	*	Laboratory Corporation of America Holdings	1,516,117
46,132		Medtronic, Inc.	1,673,208
29,043		Merck & Company. Inc.	1,015,634
11,700		Perrigo Company	691,119
123,282		Pfizer, Inc.	1,758,001
16,100	*	PSS World Medical, Inc.	340,515
34,953		Sanofi-Aventis (ADR)	1,050,687
18,500	*	St. Jude Medical, Inc.	667,665
18,743	*	Thermo Fisher Scientific, Inc.	919,344
			19,809,695

		Industrials—15.5%
26,794		3M Company	2,116,458
24,559		Alexander & Baldwin, Inc.	731,367
38,095	*	Altra Holdings, Inc.	495,997
52,300	*	Armstrong World Industries, Inc.	1,578,414
24,300		Baldor Electric Company	876,744
16,000		Caterpillar, Inc.	961,120
54,537	*	Chicago Bridge & Iron Company NV – NY Shares	1,025,841
21,300	*	Esterline Technologies Corporation	1,010,685
42,300	*	Generac Holdings, Inc.	592,623
63,696		General Electric Company	918,496
38,640		Honeywell International, Inc.	1,508,119
36,553		IDEX Corporation	1,044,319
16,400		Lockheed Martin Corporation	1,221,800
1,000	*	Mistras Group, Inc.	10,720
51,919	*	Mobile Mini, Inc.	845,241
17,618		Northrop Grumman Corporation	959,124

25

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2010

Shares		Security	Value

		Industrials (continued)
57,768	*	PGT, Inc.	$ 148,464
21,900		Raytheon Company	1,059,741
28,950		Republic Services, Inc.	860,683
25,900		Snap-on, Inc.	1,059,569
110,500		TAL International Group, Inc.	2,482,935
58,800		Textainer Group Holdings, Ltd.	1,419,432
47,368		Tyco International, Ltd.	1,668,775
29,400		United Technologies Corporation	1,908,354
			26,505,021

		Information Technology—17.7%
46,900	*	Avago Technologies, Ltd.	987,714
131,700	*	Brocade Communications Systems, Inc.	679,572
19,400	*	CACI International, Inc. – Class “A”	824,112
65,900	*	Cisco Systems, Inc.	1,404,329
104,190	*	EMC Corporation	1,906,677
44,340		Hewlett-Packard Company	1,919,035
55,352		Intel Corporation	1,076,596
31,529		International Business Machines Corporation	3,893,201
94,600		Intersil Corporation – Class “A”	1,145,606
131,300		Microsoft Corporation	3,021,213
107,100		National Semiconductor Corporation	1,441,566
53,825	*	NCI, Inc. – Class “A”	1,215,369
108,817		Nokia Corporation – Class “A” (ADR)	886,859
72,355	*	Parametric Technology Corporation	1,133,803
84,188		QUALCOMM, Inc.	2,764,734
48,650	*	SRA International, Inc. – Class “A”	956,945
130,860	*	Symantec Corporation	1,816,337
51,300		Tyco Electronics, Ltd.	1,301,994
105,200		Western Union Company	1,568,532
17,185		Xilinx, Inc.	434,093
			30,378,287

		Materials—4.7%
50,200		Bemis Company, Inc.	1,355,400
36,800		Celanese Corporation – Series “A”	916,688
23,370		Freeport-McMoRan Copper & Gold, Inc.	1,381,868
48,900		Olin Corporation	884,601

26

Shares or
Principal
Amount		Security		Value

		Materials (continued)
12,200		Praxair, Inc.		$ 927,078
73,920		RPM International, Inc.		1,318,733
61,364		Temple-Inland, Inc.		1,268,394
				8,052,762

		Telecommunication Services—2.3%
71,083		AT&T, Inc.		1,719,498
82,200		Verizon Communications, Inc.		2,303,244
				4,022,742

		Utilities—.4%
24,126		Atmos Energy Corporation		652,367
Total Value of Common Stocks (cost $186,842,926)				170,743,376

		SHORT-TERM INVESTMENTS—.1%
		Money Market Fund
$230	M	First Investors Cash Reserve Fund, .22% (cost $230,000)**		230,000
Total Value of Investments (cost $187,072,926)			99.8%	170,973,376
Other Assets, Less Liabilities			.2	271,883
Net Assets			100.0%	$171,245,259

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at
June 30, 2010 (see Note 3).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

27

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2010

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$170,743,376	$—	$—	$170,743,376
Money Market Fund	230,000	—	—	230,000
Total Investments in
Securities*	$170,973,376	$—	$—	$170,973,376

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

28	See notes to financial statements

Fund Expenses (unaudited)
HIGH YIELD FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Examples
Actual	$1,000.00	$1,038.00	$4.45
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.43	$4.41

*	Expenses are equal to the annualized expense ratio of .88%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition (unaudited)
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

29

Portfolio of Investments
HIGH YIELD FUND
June 30, 2010

Principal
Amount		Security	Value

		CORPORATE BONDS—97.3%
		Aerospace/Defense—.1%
$ 50	M	Transdigm, Inc., 7.75%, 2014	$ 50,375

		Automotive—2.6%
300	M	Cooper Tire & Rubber Co., 8%, 2019	299,250
200	M	Cooper-Standard Automotive, Inc., 8.5%, 2018 (a)	202,500
350	M	Goodyear Tire & Rubber Co., 10.5%, 2016	382,375
250	M	Navistar International Corp., 8.25%, 2021	255,000
300	M	Oshkosh Corp., 8.5%, 2020	313,500
300	M	TRW Automotive, Inc., 7.25%, 2017 (a)	292,500
			1,745,125

		Building Materials—2.1%
575	M	Building Materials Corp., 7.5%, 2020 (a)	567,812
200	M	Interface, Inc., 11.375%, 2013	225,000
250	M	Mohawk Industries, Inc., 6.875%, 2016	255,625
350	M	Texas Industries, Inc., 7.25%, 2013	340,375
			1,388,812

		Capital Goods—.6%
375	M	Belden CDT, Inc., 9.25%, 2019 (a)	397,500

		Chemicals—3.6%
375	M	CF Industries, Inc., 7.125%, 2020	385,312
750	M	Georgia Gulf Corp., 9%, 2017 (a)	765,000
425	M	Lyondell Chemical Co., 11%, 2018	457,938
		Solutia, Inc.:
625	M	8.75%, 2017	653,125
175	M	7.875%, 2020	175,438
			2,436,813

		Consumer Durables—1.1%
		Sealy Mattress Co.:
500	M	8.25%, 2014	503,750
228	M	10.875%, 2016 (a)	253,080
			756,830

30

Principal
Amount		Security	Value

		Consumer Non-Durables—2.7%
$ 350	M	Acco Brands Corp., 10.625%, 2015	$ 381,500
175	M	Hanesbrands, Inc., 8%, 2016	178,281
325	M	Jarden Corp., 7.5%, 2020	319,313
300	M	Levi Strauss & Co., 7.625%, 2020 (a)	295,500
425	M	Phillips Van-Heusen Corp., 7.375%, 2020	430,844
200	M	Spectrum Brands Holdings, Inc., 9.5%, 2018 (a)	206,500
			1,811,938

		Energy—14.9%
		Berry Petroleum Co.:
375	M	10.25%, 2014	405,000
400	M	8.25%, 2016	389,000
		Chesapeake Energy Corp.:
250	M	9.5%, 2015	277,500
100	M	6.625%, 2016	102,125
275	M	7.25%, 2018	285,312
325	M	Concho Resources, Inc., 8.625%, 2017	336,375
		Consol Energy, Inc.:
325	M	8%, 2017 (a)	337,187
600	M	8.25%, 2020 (a)	628,500
		Copano Energy, LLC:
150	M	8.125%, 2016	148,500
500	M	7.75%, 2018	475,000
675	M	Crosstex Energy, LP, 8.875%, 2018	677,531
		El Paso Corp.:
150	M	12%, 2013	173,625
150	M	8.25%, 2016	157,875
650	M	7%, 2017	649,590
50	M	7.25%, 2018	50,385
50	M	7.75%, 2032	49,660
550	M	Expro Finance Luxembourg SCA, 8.5%, 2016 (a)	528,000
		Ferrellgas Partners, LP:
475	M	9.125%, 2017 (a)	497,562
350	M	8.625%, 2020	351,750
275	M	Helix Energy Solutions Group, Inc., 9.5%, 2016 (a)	254,375
		Hilcorp Energy I, LP:
25	M	7.75%, 2015 (a)	24,750
400	M	9%, 2016 (a)	412,000
575	M	8%, 2020 (a)	570,687

			31

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2010

Principal
Amount		Security	Value

		Energy (continued)
		Linn Energy, LLC:
$ 175	M	11.75%, 2017	$ 199,500
225	M	9.875%, 2018	239,625
175	M	8.625%, 2020 (a)	180,030
150	M	Penn Virginia Corp., 10.375%, 2016	160,500
		Pioneer Natural Resource Co.:
50	M	6.65%, 2017	50,503
75	M	6.875%, 2018	75,688
400	M	7.5%, 2020	414,239
		Quicksilver Resources, Inc.:
75	M	8.25%, 2015	74,437
175	M	7.125%, 2016	162,312
300	M	11.75%, 2016	332,250
250	M	9.125%, 2019	255,000
			9,926,373

		Financials—2.2%
375	M	Ford Motor Credit Co., LLC, 8.7%, 2014	391,165
150	M	Icahn Enterprises, LP, 7.75%, 2016 (a)	146,625
		International Lease Finance Corp.:
200	M	5.55%, 2012	189,000
200	M	6.375%, 2013	188,500
100	M	6.625%, 2013	93,250
175	M	8.625%, 2015 (a)	166,250
275	M	8.75%, 2017 (a)	261,250
			1,436,040

		Food/Beverage/Tobacco—4.0%
525	M	Bumble Bee Foods, LLC, 7.75%, 2015 (a)	529,594
525	M	Constellation Brands, Inc., 7.25%, 2016	532,219
550	M	JBS USA, LLC, 11.625%, 2014	619,438
550	M	Michael Foods, Inc., 9.75%, 2018 (a)	567,875
375	M	Smithfield Foods, Inc., 10%, 2014 (a)	417,188
			2,666,314

		Food/Drug—.9%
175	M	Ingles Markets, Inc., 8.875%, 2017	178,938
125	M	Rite Aid Corp., 9.75%, 2016	131,250
250	M	Tops Markets, LLC, 10.125%, 2015 (a)	258,750
			568,938

32

Principal
Amount		Security	Value

		Forest Products/Containers—.8%
$ 525	M	Reynolds Group Escrow, LLC, 7.75%, 2016 (a)	$ 515,813
5	M	Tekni-Plex, Inc., 8.75%, 2013	3,944
			519,757

		Gaming/Leisure—3.7%
325	M	Equinox Holdings, Inc., 9.5%, 2016 (a)	322,969
350	M	Las Vegas Sands Corp., 6.375%, 2015	337,750
390	M	Mandalay Resort Group, 6.375%, 2011	367,575
325	M	MCE Finance, Ltd., 10.25%, 2018 (a)	339,219
275	M	MGM Mirage, Inc., 9%, 2020 (a)	283,938
425	M	NCL Corp., Ltd, 11.75%, 2016	446,250
375	M	Yonkers Racing Corp., 11.375%, 2016 (a)	403,594
			2,501,295

		Health Care—5.5%
175	M	Capella Healthcare, Inc., 9.25%, 2017 (a)	177,187
925	M	Community Health Systems, Inc., 8.875%, 2015	956,219
600	M	Genesis Health Ventures, Inc., 9.75%, 2011 (b)(c)	375
		HCA, Inc.:
800	M	6.75%, 2013	788,000
400	M	6.375%, 2015	375,500
		LVB Acquisition Holding, LLC, (Biomet, Inc.):
75	M	10%, 2017	81,000
275	M	11.625%, 2017	299,063
343	M	Res-Care, Inc., 7.75%, 2013	339,570
350	M	Talecris Biotherapeutics Holdings Corp., 7.75%, 2016 (a)	374,500
250	M	Tenet Healthcare Corp., 9.25%, 2015	259,375
			3,650,789

		Information Technology—2.4%
		Brocade Communications Systems, Inc.:
100	M	6.625%, 2018 (a)	99,750
125	M	6.875%, 2020 (a)	124,687
325	M	Equinix, Inc., 8.125%, 2018	333,938
		Jabil Circuit, Inc.:
50	M	7.75%, 2016	52,500
550	M	8.25%, 2018	585,750
200	M	JDA Software Group, Inc., 8%, 2014 (a)	202,000
150	M	Seagate Technology International, Inc., 10%, 2014 (a)	171,750
			1,570,375

33

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2010

Principal
Amount		Security	Value

		Manufacturing—4.0%
$ 325	M	Amsted Industries, Inc., 8.125%, 2018 (a)	$ 325,812
		Case New Holland, Inc.:
175	M	7.75%, 2013	179,813
275	M	7.875%, 2017 (a)	278,438
400	M	Coleman Cable, Inc., 9%, 2018 (a)	384,000
175	M	CPM Holdings, Inc., 10.625%, 2014 (a)	185,719
250	M	ESCO Corp., 8.625%, 2013 (a)	249,375
		Terex Corp.:
425	M	10.875%, 2016	460,063
675	M	8%, 2017	627,750
			2,690,970

		Media-Broadcasting—3.5%
375	M	Allbritton Communication Co., 8%, 2018 (a)	373,125
		Belo Corp.:
575	M	7.25%, 2027	485,875
100	M	7.75%, 2027	88,750
		Lin Television Corp.:
275	M	6.5%, 2013	265,375
75	M	6.5%, 2013	73,500
125	M	8.375%, 2018 (a)	125,000
350	M	Nexstar/Mission Broadcasting, Inc., 8.875%, 2017 (a)	353,500
575	M	Sinclair Television Group, 9.25%, 2017 (a)	583,625
			2,348,750

		Media-Cable TV—8.5%
850	M	Atlantic Broadband Finance, LLC, 9.375%, 2014	860,625
550	M	Cablevision Systems Corp., 8.625%, 2017 (a)	563,750
150	M	CCH II, LLC, 13.5%, 2016	175,500
275	M	Cequel Communications Holdings I, Inc., 8.625%, 2017 (a)	275,344
		Clear Channel Worldwide:
350	M	9.25%, 2017 (a)	350,000
775	M	9.25%, 2017 (a)	782,750
125	M	CSC Holdings, Inc., 8.5%, 2014 (a)	130,937
		Echostar DBS Corp.:
325	M	6.625%, 2014	325,812
325	M	7.75%, 2015	336,375
225	M	Insight Communications Co., Inc., 9.375%, 2018 (a)	225,000
175	M	Quebecor Media, Inc., 7.75%, 2016	172,375
425	M	UPC Germany GmbH, 8.125%, 2017 (a)	418,625
225	M	Videotron LTEE, 6.375%, 2015	223,875

34

Principal
Amount		Security	Value

		Media-Cable TV (continued)
		Virgin Media Finance, PLC:
$ 625	M	9.5%, 2016	$ 663,280
150	M	8.375%, 2019	152,625
			5,656,873

		Media-Diversified—1.1%
175	M	Interpublic Group of Cos., Inc., 10%, 2017	193,813
225	M	Lamar Media Corp., 7.875%, 2018 (a)	225,563
		MediaNews Group, Inc.:
375	M	6.875%, 2013 (b)(c)	234
400	M	6.375%, 2014 (b)(c)	250
275	M	WMG Acquisition Corp., 9.5%, 2016	294,250
			714,110

		Metals/Mining—3.9%
125	M	Drummond Co., Inc., 7.375%, 2016	118,125
275	M	Essar Steel Algoma, Inc., 9.375%, 2015 (a)	262,625
		Novelis, Inc.:
300	M	7.25%, 2015	291,000
225	M	11.5%, 2015	236,250
150	M	Steel Dynamics, Inc., 7.625%, 2020 (a)	150,000
		Teck Resources, Ltd.:
550	M	10.25%, 2016	649,734
425	M	10.75%, 2019	521,537
325	M	Vedanta Resources, PLC, 9.5%, 2018 (a)	346,938
			2,576,209

		Real Estate Investment Trusts—2.4%
200	M	Brandywine Operating Partnership, LP, 5.7%, 2017	195,669
650	M	CB Richard Ellis Service, 11.625%, 2017	731,250
100	M	Developers Diversified Realty Corp., 9.625%, 2016	108,616
375	M	Dupont Fabros Technology, LP, 8.5%, 2017 (a)	386,250
150	M	HRPT Properties Trust, 6.25%, 2017	152,866
			1,574,651

		Retail-General Merchandise—8.1%
425	M	Federated Retail Holdings, Inc., 5.9%, 2016	428,188
400	M	HSN, Inc., 11.25%, 2016	450,000
325	M	J.C. Penney Corp., Inc., 7.95%, 2017	362,375
300	M	Landry’s Restaurants, Inc., 11.625%, 2015	312,000

35

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2010

Principal
Amount		Security	Value

		Retail-General Merchandise (continued)
		Limited Brands, Inc.:
$ 225	M	8.5%, 2019	$ 243,563
75	M	7%, 2020	75,937
		Macys Retail Holdings, Inc.:
400	M	7.45%, 2017	435,000
150	M	6.65%, 2024	144,750
115	M	Payless ShoeSource, Inc., 8.25%, 2013	116,725
800	M	QVC, Inc., 7.5%, 2019 (a)	790,000
275	M	Susser Holdings Corp., 8.5%, 2016 (a)	276,375
1,000	M	Toys R Us Property Co. I, Inc., 10.75%, 2017 (a)	1,097,500
175	M	Toys R Us Property Co. II, Inc., 8.5%, 2017 (a)	180,250
475	M	Yankee Acquisition Corp., 8.5%, 2015	482,719
			5,395,382

		Services—2.3%
325	M	Hertz Corp., 10.5%, 2016	338,813
		Iron Mountain, Inc.:
25	M	8.75%, 2018	25,938
450	M	8%, 2020	459,000
325	M	Kar Holdings, Inc., 8.75%, 2014	328,250
375	M	Reliance Intermediate Holdings, LP, 9.5%, 2019 (a)	397,031
			1,549,032

		Telecommunications—9.8%
350	M	Cincinnati Bell, Inc., 8.75%, 2018	319,375
		Citizens Communications Co.:
750	M	7.125%, 2019	697,500
100	M	9%, 2031	93,250
		Frontier Communications Corp.:
275	M	8.125%, 2018	274,655
200	M	8.5%, 2020 (a)	201,500
300	M	GCI, Inc., 8.625%, 2019 (a)	300,750
750	M	Inmarsat Finance PLC, 7.375%, 2017 (a)	770,625
300	M	Intelsat Corp., 9.25%, 2014	308,250
		Intelsat Jackson Holdings, Ltd.:
100	M	9.5%, 2016	105,500
100	M	8.5%, 2019 (a)	101,500
		Nextel Communications, Inc.:
450	M	5.95%, 2014	419,625
825	M	7.375%, 2015	787,875

36

Principal
Amount		Security	Value

		Telecommunications (continued)
		Qwest Communications International, Inc.:
$ 500	M	7.5%, 2014	$ 503,750
300	M	8%, 2015 (a)	309,750
225	M	Sprint Capital Corp., 6.875%, 2028	187,875
500	M	Wind Acquisition Finance SA, 11.75%, 2017 (a)	515,000
		Windstream Corp.:
450	M	8.625%, 2016	455,625
200	M	7.875%, 2017	196,250
			6,548,655

		Transportation—1.5%
225	M	American Petroleum Tankers, LLC, 10.25%, 2015 (a)	226,688
		Navios Maritime Holdings:
575	M	9.5%, 2014	554,875
100	M	8.875%, 2017 (a)	101,250
125	M	Teekay Corp., 8.5%, 2020	125,000
			1,007,813

		Utilities—5.0%
125	M	AES Corp., 9.75%, 2016 (a)	135,000
350	M	Calpine Construction Finance Co., LP, 8%, 2016 (a)	359,625
125	M	CMS Energy Corp., 8.75%, 2019	138,636
750	M	Dynegy Holdings, Inc., 7.75%, 2019	522,187
225	M	Edison Mission Energy, 7.5%, 2013	194,625
250	M	Energy Future Holdings Corp., 10%, 2020 (a)	250,000
500	M	Intergen NV, 9%, 2017 (a)	500,000
		NRG Energy, Inc.:
625	M	7.375%, 2017	620,312
225	M	8.5%, 2019	229,781
400	M	NSG Holdings, LLC, 7.75%, 2025 (a)	354,000
			3,304,166
Total Value of Corporate Bonds (cost $63,959,611)			64,793,885

37

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2010

Warrants,
Shares or
Principal
Amount			Security	Value
			WARRANTS—.0%
			Building Materials—.0%
115		*	Nortek, Inc. (expiring 12/7/14) (c)	$ 1,915

			Media-Cable TV—.0%
3,431		*	Charter Communications, Inc. – Class “A” (expiring 11/30/14) (c)	13,724
Total Value of Warrants (cost $1,581,865)				15,639

			COMMON STOCKS—.0%
			Building Materials—.0%
43		*	Nortek, Inc. (c)	1,553

			Media-Diversified—.0%
2,500		*	Affiliated Media, Inc. – Class “A” (c)	25

			Telecommunications—.0%
3		*	Viatel Holding (Bermuda), Ltd. (c)	—
5,970		*	World Access, Inc.	4
				4
Total Value of Common Stocks (cost $176,982)				1,582

			SHORT-TERM INVESTMENTS—1.0%
			Money Market Fund
$ 680	M		First Investors Cash Reserve Fund, .22% (cost $680,000) (d)	680,000
Total Value of Investments (cost $66,398,458)			98.3%	65,491,106
Other Assets, Less Liabilities			1.7	1,141,995
Net Assets			100.0%	$66,633,101

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

(b)	In default as to principal and/or interest payment

(c)	Securities valued at fair value (see Note 1A).

(d)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at
June 30, 2010 (see Note 3).

38

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

			Level 2
			Other	Level 3
	Level 1		Significant	Significant
	Quoted		Observable	Unobservable
	Prices		Inputs	Inputs	Total
Corporate Bonds	$—		$64,793,026	$859	$64,793,885
Common Stocks	4		—	1,578	1,582
Warrants	—		—	15,639	15,639
Money Market Fund	680,000		—	—	680,000
Total Investments
in Securities*	$680,004	$	$ 64,793,026	$18,076	$65,491,106

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments	Investments
	in Corporate	in Common	Investments
	Bonds	Stocks	in Warrants	Total
Balance,
December 31, 2009	$859	$1,552	$22,502	$24,913
Net purchases (sales)	—	—	—	—
Change in unrealized
appreciation	—	26	15,724	15,750
Realized loss	—	—	(22,587)	(22,587)
Transfer in and/or out of
Level 3	—	—	—	—
Balance, June 30, 2010	$859	$1,578	$15,639	$18,076

39

Portfolio of Investments (continued)
HIGH YIELD FUND
June 30, 2010

The following is a summary of Level 3 inputs by industry:
Media — Cable TV	$13,724
Building Materials	3,468
Media — Diversified	509
Health Care	375
Telecommunications	—
$18,076

40	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Examples
Actual	$1,000.00	$968.75	$5.03
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.68	$5.16

*	Expenses are equal to the annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

41

Portfolio of Investments
INTERNATIONAL FUND
June 30, 2010

Shares	Security	Value

	COMMON STOCKS—91.0%
	United Kingdom—27.8%
35,800	Admiral Group, PLC	$ 750,743
226,647	Amlin, PLC	1,306,212
159,670	British American Tobacco, PLC	5,074,074
155,237	Capita Group, PLC	1,712,583
77,955	De La Rue, PLC	1,102,065
125,604	Diageo, PLC	1,975,631
239,369	G4S, PLC	950,315
146,213	Imperial Tobacco Group, PLC	4,090,788
57,948	Reckitt Benckiser Group, PLC	2,699,040
40,218	SABMiller, PLC	1,129,250
60,833	Scottish and Southern Energy, PLC	1,014,475
60,880	Standard Chartered, PLC	1,484,448
585,242	Tesco, PLC	3,306,034
		26,595,658

	India—16.4%
25,592	Bharat Heavy Electricals, Ltd.	1,348,357
95,149	Cipla, Ltd.	689,636
123,700	HDFC Bank, Ltd.	5,080,103
25,339	Hero Honda Motors, Ltd.	1,111,565
69,067	Housing Development Finance Corporation, Ltd.	4,352,591
358,256	ITC, Ltd.	2,337,381
13,042	Nestle India, Ltd.	805,559
		15,725,192

	Switzerland—8.3%
82,560	Nestle SA – Registered	3,979,101
30,196	Novartis AG – Registered	1,462,714
17,952	Roche Holding AG – Genusscheine	2,469,798
		7,911,613

	Brazil—6.0%
74,029	CETIP SA – Balcao Organizado de Ativos e Derivativos	586,893
131,400	Cielo SA	1,118,267
47,500	CPFL Energia SA	1,043,550
82,000	Redecard SA	1,160,510
48,308	Souza Cruz SA	1,822,438
		5,731,658

42

Shares	Security	Value

	Australia—5.3%
110,447	Coca-Cola Amatil, Ltd.	$ 1,109,698
96,486	QBE Insurance Group, Ltd.	1,469,132
109,748	Woolworths, Ltd.	2,492,708
		5,071,538

	United States—5.0%
104,607	Philip Morris International, Inc.	4,795,185

	Japan—4.3%
27,800	Nitori Company, Ltd.	2,394,303
37,800	Secom Company, Ltd.	1,677,127
		4,071,430

	Denmark—4.2%
49,486	Novo Nordisk A/S – Series “B”	4,004,816

	Ireland—3.0%
71,056	Covidien, PLC	2,855,030

	Canada—3.0%
58,066	Canadian Natural Resources, Ltd.	1,933,803
37,380	Power Corporation of Canada	898,049
		2,831,852

	France—2.6%
15,200	Bureau Veritas SA	824,630
28,622	Essilor International SA	1,703,716
		2,528,346

	Netherlands—2.1%
13,670	Core Laboratories NV	2,017,829

	Belgium—1.5%
6,281	Colruyt SA	1,480,028

	Germany—1.5%
11,464	Muenchener Rueckversicherungs-Gesellschaft AG – Registered	1,441,174
Total Value of Common Stocks (cost $75,168,335)		87,061,349

43

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2010

Shares,
Rights or
Principal
Amount			Security	Value

			PREFERRED STOCKS—2.9%
			Brazil
99,690			AES Tiete SA	$ 1,141,527
16,100			Companhia de Bebidas das Americas (ADR)	1,626,261
Total Value of Preferred Stocks (cost $1,785,913)				2,767,788

			RIGHTS—.0%
			Brazil
185		*	CETIP SA – Balcao Organizado de Ativos e Derivativos (cost $1,371)	1,467

			SHORT-TERM INVESTMENTS—3.2%
			Money Market Fund
$3,045	M		First Investors Cash Reserve Fund, .22% (cost $3,045,000)**	3,045,000
Total Value of Investments (cost $80,000,619)			97.1%	92,875,604
Other Assets, Less Liabilities			2.9	2,790,052
Net Assets			100.0%	$95,665,656

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at June 30, 2010 (see Note 3).

Summary of Abbreviations:
ADR American Depositary Receipts

44

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

			Level 2
			Other	Level 3
	Level 1		Significant	Significant
	Quoted		Observable	Unobservable
	Prices		Inputs	Inputs	Total
Common Stocks
Consumer Staples	$6,617,623		$30,479,292*	$—	$37,096,915
Financials	1,484,942		15,884,403*	—	17,369,345
Health Care	2,855,030		10,330,680*	—	13,185,710
Industrials	—		7,615,077*	—	7,615,077
Utilities	1,043,550		1,014,475*	—	2,058,025
Energy	3,951,632		—	—	3,951,632
Consumer Discretionary	—		3,505,868*	—	3,505,868
Information Technology	2,278,777		—	—	2,278,777
Preferred Stocks	2,767,788		—	—	2,767,788
Rights	1,467		—	—	1,467
Money Market Fund	3,045,000		—	—	3,045,000
Total Investments
in Securities**	$24,045,809		$68,829,795*	$—	$92,875,604
Other Financial
Instruments***	$—	$	$ (35,812)	$—	$(35,812)

*	Includes certain securities trading outside of the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $68,829,795 of investment securities were classified as Level 2 instead of Level 1.

**	The Portfolio of Investments provides information on the country categorization for the portfolio.

***	Other financial instruments are foreign exchange contracts, which are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

See notes to financial statements	45

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Examples
Actual	$1,000.00	$1,062.07	$3.73
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.17	$3.66

*	Expenses are equal to the annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

46

Portfolio of Investments
INVESTMENT GRADE FUND
June 30, 2010

Principal
Amount		Security	Value

		CORPORATE BONDS—98.0%
		Aerospace/Defense—1.5%
$200	M	BAE Systems Holdings, Inc., 4.95%, 2014 (a)	$ 217,166
400	M	Lockheed Martin Corp., 4.25%, 2019	421,337
			638,503

		Agriculture—1.4%
340	M	Cargill, Inc., 6%, 2017 (a)	390,194
200	M	Potash Corp. of Saskatchewan, Inc., 4.875%, 2020	213,185
			603,379
		Automotive—1.1%
400	M	Daimler Chrysler NA, LLC, 6.5%, 2013	448,036

		Chemicals—1.3%
425	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019 (a)	536,764

		Consumer Durables—1.9%
400	M	Black & Decker Corp., 5.75%, 2016	453,355
300	M	Newell Rubbermaid, Inc., 6.75%, 2012	323,662
			777,017

		Energy—13.1%
400	M	Canadian Oil Sands, Ltd., 7.75%, 2019 (a)	483,400
200	M	DCP Midstream, LLC, 9.75%, 2019 (a)	257,626
200	M	Energy Transfer Partners, LP, 8.5%, 2014	231,913
150	M	Kinder Morgan Finance Co., 5.35%, 2011	151,500
135	M	Marathon Oil Corp., 7.5%, 2019	162,146
480	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014 (a)	528,731
200	M	Nabors Industries, Inc., 6.15%, 2018	214,771
		Nexen, Inc.:
300	M	5.05%, 2013	321,537
408	M	7.875%, 2032	490,015
200	M	6.4%, 2037	209,244
300	M	Northern Border Partners, LP, 7.1%, 2011	310,984
340	M	Pacific Energy Partners, LP, 6.25%, 2015	353,735
100	M	Plains All American Pipeline, LP, 8.75%, 2019	119,556
700	M	Spectra Energy Capital, LLC, 6.2%, 2018	777,038
489	M	Suncor Energy, Inc., 6.85%, 2039	563,648
200	M	Valero Energy Corp., 9.375%, 2019	242,633
			5,418,477

47

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2010

Principal
Amount		Security	Value

		Financial Services—11.8%
$600	M	American Express Co., 7%, 2018	$ 693,088
200	M	American General Finance Corp., 6.9%, 2017	160,250
375	M	Amvescap, PLC, 5.375%, 2013	391,388
250	M	Berkshire Hathaway, Inc., 3.2%, 2015	257,727
400	M	BlackRock, Inc., 5%, 2019	425,950
350	M	CoBank, ACB, 7.875%, 2018 (a)	404,382
200	M	Compass Bank, 6.4%, 2017	201,864
		ERAC USA Finance Co.:
355	M	8%, 2011 (a)	366,524
200	M	6.375%, 2017 (a)	225,468
252	M	Ford Motor Credit Co., 9.75%, 2010	255,126
200	M	General Electric Capital Corp., 4.375%, 2015	210,539
		Harley-Davidson Funding Corp.:
200	M	5.75%, 2014 (a)	206,544
210	M	6.8%, 2018 (a)	221,456
400	M	Protective Life Corp., 7.375%, 2019	435,037
400	M	Prudential Financial Corp., 4.75%, 2015	413,445
			4,868,788

		Financials—16.6%
200	M	Bank of America Corp., 5.65%, 2018	205,285
600	M	Barclays Bank, PLC, 5.125%, 2020	597,935
200	M	Bear Stearns Cos., Inc., 7.25%, 2018	233,888
		Citigroup, Inc.:
200	M	6.375%, 2014	212,622
300	M	6.125%, 2017	313,757
		Goldman Sachs Group, Inc.:
400	M	6.15%, 2018	419,651
100	M	6%, 2020	103,306
400	M	6.75%, 2037	393,341
300	M	Hibernia Corp., 5.35%, 2014	304,229
500	M	JPMorgan Chase & Co., 6%, 2018	552,961
900	M	Merrill Lynch & Co., Inc., 5%, 2015	928,463
		Morgan Stanley:
200	M	5.95%, 2017	202,835
900	M	6.625%, 2018	944,747
500	M	Royal Bank of Scotland Group, PLC, 5%, 2014	469,572
300	M	SunTrust Banks, Inc., 6%, 2017	305,603

48

Principal
Amount		Security	Value

		Financials (continued)
		UBS AG:
$185	M	5.875%, 2016	$ 195,033
115	M	5.875%, 2017	121,909
300	M	Wells Fargo & Co., 5.625%, 2017	328,460
			6,833,597

		Food/Beverage/Tobacco—7.9%
400	M	Altria Group, Inc., 10.2%, 2039	538,079
500	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 2020	539,807
200	M	Bottling Group, LLC, 5.5%, 2016	230,464
350	M	Bunge Limited Finance Corp., 5.875%, 2013	375,936
130	M	ConAgra Foods, Inc., 5.875%, 2014	147,112
400	M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018	477,808
500	M	Lorillard Tobacco Co., 6.875%, 2020	508,817
400	M	Philip Morris International, Inc., 5.65%, 2018	438,270
			3,256,293

		Forest Products/Container—.5%
150	M	International Paper Co., 9.375%, 2019	194,049

		Health Care—4.1%
585	M	Biogen IDEC, Inc., 6.875%, 2018	667,589
200	M	Novartis, 5.125%, 2019	224,283
100	M	Pfizer, Inc., 6.2%, 2019	119,045
100	M	Roche Holdings, Inc., 6%, 2019 (a)	116,691
200	M	St. Jude Medical, Inc., 4.875%, 2019	216,851
200	M	Watson Pharmaceuticals, Inc., 5%, 2014	214,427
100	M	Wyeth, 5.5%, 2016	114,766
			1,673,652

		Information Technology—3.6%
300	M	Cisco Systems, Inc., 4.45%, 2020	317,303
300	M	Dell, Inc., 5.875%, 2019	337,725
300	M	Dun & Bradstreet Corp., 6%, 2013	327,739
100	M	Oracle Corp., 5%, 2019	111,134
		Pitney Bowes, Inc.:
100	M	5%, 2015	109,767
290	M	5.25%, 2037	294,434
			1,498,102

49

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2010

Principal
Amount		Security	Value

		Manufacturing—3.6%
$250	M	Briggs & Stratton Corp., 8.875%, 2011	$ 258,750
300	M	General Electric Co., 5.25%, 2017	326,726
300	M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018	356,350
300	M	Johnson Controls, Inc., 5%, 2020	315,920
200	M	Tyco Electronics Group SA, 6.55%, 2017	230,019
			1,487,765

		Media-Broadcasting—7.6%
710	M	British Sky Broadcasting Group, PLC, 9.5%, 2018 (a)	950,375
400	M	Comcast Corp., 5.15%, 2020	419,577
		Cox Communications, Inc.:
300	M	4.625%, 2013	320,092
400	M	8.375%, 2039 (a)	545,506
500	M	DirecTV Holdings, LLC, 7.625%, 2016	543,769
300	M	Time Warner Cable, Inc., 6.75%, 2018	344,906
			3,124,225

		Media-Diversified—2.2%
		McGraw-Hill Cos., Inc.:
200	M	5.9%, 2017	222,085
200	M	6.55%, 2037	229,979
400	M	News America, Inc., 5.3%, 2014	444,911
			896,975

		Metals/Mining—4.8%
400	M	AngloGold Ashanti Holdings, PLC, 5.375%, 2020	406,872
400	M	ArcelorMittal, 6.125%, 2018	419,007
400	M	Newmont Mining Corp., 5.125%, 2019	429,404
260	M	Rio Tinto Finance USA, Ltd., 6.5%, 2018	296,804
400	M	Vale Overseas, Ltd., 5.625%, 2019	424,042
			1,976,129
		Real Estate Investment Trusts—3.1%
400	M	Boston Properties, LP, 5.875%, 2019	428,716
400	M	ProLogis, 7.625%, 2014	424,886
400	M	Simon Property Group, LP, 5.75%, 2015	440,257
			1,293,859
		Retail-General Merchandise—.5%
200	M	Home Depot, Inc., 5.875%, 2036	205,714

50

Principal
Amount		Security	Value

		Telecommunications—3.6%
$400	M	AT&T, Inc., 5.8%, 2019	$ 451,112
400	M	Deutsche Telekom Intl. Finance BV, 5.875%, 2013	438,234
309	M	GTE Corp., 6.84%, 2018	349,945
200	M	Verizon Wireless Capital, LLC, 5.55%, 2014	224,413
			1,463,704

		Transportation—1.3%
459	M	GATX Corp., 8.75%, 2014	541,164

		Utilities—5.7%
300	M	E. ON International Finance BV, 5.8%, 2018 (a)	338,974
		Electricite de France SA:
100	M	6.5%, 2019 (a)	116,557
300	M	6.95%, 2039 (a)	362,826
175	M	Entergy Gulf States, Inc., 5.25%, 2015	175,233
400	M	Exelon Generation Co., LLC, 6.2%, 2017	455,381
189	M	Great River Energy Co., 5.829%, 2017 (a)	212,589
200	M	NiSource Finance Corp., 7.875%, 2010	204,413
200	M	Ohio Power Co., 5.375%, 2021	213,866
200	M	Sempra Energy, 9.8%, 2019	266,007
			2,345,846

		Waste Management—.8%
300	M	Allied Waste NA, Inc., 7.125%, 2016	322,136
Total Value of Corporate Bonds (cost $37,194,032)			40,404,174

		PASS THROUGH CERTIFICATES—.1%
		Transportation
45	M	American Airlines, Inc., 7.377%, 2019 (cost $44,353)	37,259

		SHORT-TERM INVESTMENTS—.4%
		Money Market Fund
160	M	First Investors Cash Reserve Fund, .22% (cost $160,000) (b)	160,000
Total Value of Investments (cost $37,398,385)		98.5%	40,601,433
Other Assets, Less Liabilities		1.5	628,563
Net Assets		100.0%	$41,229,996

51

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2010

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

(b)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at June 30, 2010 (see Note 3).

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

			Level 2
			Other	Level 3
	Level 1		Significant	Significant
	Quoted		Observable	Unobservable
	Prices		Inputs	Inputs	Total
Corporate Bonds	$—		$40,404,174	$—	$40,404,174
Pass Through Certificates	—		37,259	—	37,259
Money Market Fund	160,000		—	—	160,000
Total Investments
in Securities*	$160,000	$	$ 40,441,433	$—	$40,601,433

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

*	The Portfolio of Investments provides information on the industry categorization for corporate bonds.

52	See notes to financial statements

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Examples
Actual	$1,000.00	$944.76	$4.73
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.93	$4.91

*	Expenses are equal to the annualized expense ratio of .98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition (unaudited)
TOP SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

53

Portfolio of Investments
SELECT GROWTH FUND
June 30, 2010

Shares		Security	Value

		COMMON STOCKS—96.0%
		Consumer Discretionary—15.0%
3,730	*	Autoliv, Inc.	$ 178,480
6,450	*	Bed Bath & Beyond, Inc.	239,166
6,550		Limited Brands, Inc.	144,559
11,790		Mattel, Inc.	249,476
6,150		Ross Stores, Inc.	327,734
2,020		Whirlpool Corporation	177,396
5,540	*	WMS Industries, Inc.	217,445
			1,534,256

		Consumer Staples—12.0%
4,430		Brown-Forman Corporation – Class “B”	253,529
4,640		Church & Dwight Company, Inc.	290,974
8,870		Tyson Foods, Inc.	145,379
3,630		Wal-Mart Stores, Inc.	174,494
10,080	*	Whole Foods Market, Inc.	363,082
			1,227,458

		Energy—4.9%
2,320		ExxonMobil Corporation	132,402
5,850		Helmerich & Payne, Inc.	213,642
3,120	*	Newfield Exploration Company	152,443
			498,487

		Financials—9.7%
7,050		American Express Company	279,885
6,450		Capital One Financial Corporation	259,935
1,610		Franklin Resources, Inc.	138,766
5,540		PNC Financial Services Group, Inc.	313,010
			991,596

		Health Care—9.5%
7,260	*	Express Scripts, Inc.	341,365
4,130		McKesson Corporation	277,371
6,750	*	Valeant Pharmaceuticals International	352,958
			971,694

54

Shares		Security		Value

		Industrials—12.7%
3,630		Eaton Corporation		$ 237,547
5,850		Illinois Tool Works, Inc.		241,488
4,740		Manpower, Inc.		204,673
4,000		Parker Hannifin Corporation		221,840
4,597	*	Thomas & Betts Corporation		159,516
4,200		United Parcel Service, Inc. – Class “B”		238,938
				1,304,002

		Information Technology—29.7%
1,810	*	Apple, Inc.		455,269
9,400	*	Arrow Electronics, Inc.		210,090
9,270	*	BMC Software, Inc.		321,020
10,580	*	Cisco Systems, Inc.		225,460
4,840		Hewlett-Packard Company		209,475
15,620		Intel Corporation		303,809
2,420		International Business Machines Corporation		298,822
12,090		Jabil Circuit, Inc.		160,797
7,760		Lender Processing Services, Inc.		242,966
12,935	*	Red Hat, Inc.		374,339
8,160	*	Western Digital Corporation		246,106
				3,048,153

		Materials—2.5%
4,430		Freeport-McMoRan Copper & Gold, Inc.		261,946
Total Value of Common Stocks (cost $9,362,434)			96.0%	9,837,592
Other Assets, Less Liabilities			4.0	406,273
Net Assets			100.0%	$10,243,865

*	Non-income producing

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

55

Portfolio of Investments (continued)
SELECT GROWTH FUND
June 30, 2010

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks*	$9,837,592	$—	$—	$9,837,592

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

56	See notes to financial statements

Fund Expenses (unaudited)
TARGET MATURITY 2010 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Examples
Actual	$1,000.00	$1,000.65	$4.02
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.77	$4.06

*	Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

57

Portfolio of Investments
TARGET MATURITY 2010 FUND
June 30, 2010

Principal		Effective
Amount		Security	Yield	†	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS—69.4%
		Agency For International Development – Israel:
$1,003	M	8/15/2010	0.47%		$ 1,002,412
495	M	9/15/2010	0.50		494,490
800	M	Fannie Mae, 12/15/2010	0.78		797,130
1,100	M	Freddie Mac, 9/15/2010	0.67		1,098,477
500	M	Government Trust Certificate – Israel Trust, 11/15/2010	0.99		498,157
1,700	M	Government Trust Certificate – Turkey Trust, 11/15/2010	0.99		1,693,734
1,250	M	Tennessee Valley Authority, 11/1/2010	0.80		1,246,658
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $6,727,289)					6,831,058

		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS—32.5%
3,200	M	U.S. Treasury Strips, 11/15/2010 (cost $3,120,692)	0.18		3,197,811
Total Value of Investments (cost $9,847,981)		101.9%			10,028,869
Excess of Liabilities Over Other Assets		(1.9)			(188,117)
Net Assets		100.0%			$ 9,840,752

†	The effective yields shown for the zero coupon obligations are the effective yields at
June 30, 2010.

58

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
U.S. Government Agency Zero
Coupon Obligations	$—	$6,831,058	$—	$6,831,058
U.S. Government Zero Coupon
Obligations	—	3,197,811	—	3,197,811
Total Investments
in Securities	$—	$10,028,869	$—	$10,028,869

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

See notes to financial statements	59

Fund Expenses (unaudited)
TARGET MATURITY 2015 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Examples
Actual	$1,000.00	$1,072.25	$3.65
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.27	$3.56

*	Expenses are equal to the annualized expense ratio of .71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition (unaudited)
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

60

Portfolio of Investments
TARGET MATURITY 2015 FUND
June 30, 2010

Principal			Effective
Amount		Security	Yield	†	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS—58.0%
		Agency For International Development – Israel:
$ 698	M	9/15/2015	2.37%		$ 617,507
2,784	M	11/15/2015	2.44		2,444,171
		Fannie Mae:
243	M	8/12/2015	2.51		213,900
600	M	9/23/2015	2.56		525,144
4,543	M	11/15/2015	2.62		3,950,311
650	M	Federal Judiciary Office Building, 2/15/2015	2.57		577,659
		Freddie Mac:
550	M	3/15/2015	2.42		491,118
930	M	9/15/2015	2.56		814,733
830	M	9/15/2015	2.56		727,146
210	M	Government Trust Certificate – Turkey Trust, 5/15/2015	2.66		184,631
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	2.18		180,936
3,957	M	Resolution Funding Corporation, 10/15/2015	2.35		3,497,707
2,000	M	Tennessee Valley Authority, 11/1/2015	2.68		1,735,100
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $13,740,129)					15,960,063

		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS—41.6%
12,775	M	U.S. Treasury Strips, 11/15/2015 (cost $9,542,731)	2.06		11,440,690
Total Value of Investments (cost $23,282,860)		99.6%			27,400,753
Other Assets, Less Liabilities		.4			115,120
Net Assets		100.0%			$27,515,873

†	The effective yields shown for the zero coupon obligations are the effective yields at
June 30, 2010.

61

Portfolio of Investments (continued)
TARGET MATURITY 2015 FUND
June 30, 2010

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

			Level 2
			Other	Level 3
	Level 1		Significant	Significant
	Quoted		Observable	Unobservable
	Prices		Inputs	Inputs	Total
U.S. Government Agency Zero
Coupon Obligations	$—		$15,960,063	$—	$15,960,063
U.S. Government Zero Coupon
Obligations	—		11,440,690	—	11,440,690
Total Investments
in Securities	$—	$	$ 27,400,753	$—	$27,400,753

There were no transfers into or from Level 1 or Level 2 by the Funds during the six months ended June 30, 2010.

62	See notes to financial statements

Fund Expenses (unaudited)
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/10)	(6/30/10)	(1/1/10–6/30/10)*
Expense Examples
Actual	$1,000.00	$933.72	$4.17
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.48	$4.36

*	Expenses are equal to the annualized expense ratio of .87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition (unaudited)
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2010, and are based on the total value of investments.

63

Portfolio of Investments
VALUE FUND
June 30, 2010

Shares		Security	Value

		COMMON STOCKS—99.4%
		Consumer Discretionary—12.0%
22,300		American Eagle Outfitters, Inc.	$ 262,025
7,900		Best Buy Company, Inc.	267,494
5,500		Bob Evans Farms, Inc.	135,410
8,700		Carnival Corporation	263,088
15,500		Cinemark Holdings, Inc.	203,825
19,600		Comcast Corporation – Special Shares “A”	322,028
7,800		Fortune Brands Inc.	305,604
12,800		Genuine Parts Company	504,960
19,400		H&R Block, Inc.	304,386
13,800		Home Depot, Inc.	387,366
12,900		J.C. Penney Company, Inc.	277,092
20,400		Lowe’s Companies, Inc.	416,568
15,800		Macy’s, Inc.	282,820
7,500		McDonald’s Corporation	494,025
16,100		Newell Rubbermaid, Inc.	235,704
7,100		Omnicom Group, Inc.	243,530
20,700		Pearson, PLC (ADR)	272,205
25,600	*	Ruby Tuesday, Inc.	217,600
17,600		Stage Stores, Inc.	187,968
17,100		Staples, Inc.	325,755
12,466		Time Warner, Inc.	360,392
24,900		Walt Disney Company	784,350
6,780		Wyndham Worldwide Corporation	136,549
			7,190,744

		Consumer Staples—18.7%
11,600		Archer-Daniels-Midland Company	299,512
17,200		Avon Products, Inc.	455,800
5,300		Clorox Company	329,448
17,700		Coca-Cola Company	887,124
11,600		ConAgra Foods, Inc.	270,512
9,200		Costco Wholesale Corporation	504,436
11,400		CVS/Caremark Corporation	334,248
10,500		Diageo, PLC (ADR)	658,770
10,800		H.J. Heinz Company	466,776
9,600		Hershey Company	460,128
14,200		Kimberly-Clark Corporation	860,946
33,300		Kraft Foods, Inc. – Class “A”	932,400
17,800		Kroger Company	350,482
8,900		McCormick & Company, Inc.	337,844

64

Shares	Security	Value

	Consumer Staples (continued)
15,046	PepsiCo, Inc.	$ 917,054
15,400	Philip Morris International, Inc.	705,936
5,400	Procter & Gamble Company	323,892
5,900	Ruddick Corporation	182,841
9,300	Safeway, Inc.	182,838
21,800	Sara Lee Corporation	307,380
17,000	Walgreen Company	453,900
20,000	Wal-Mart Stores, Inc.	961,400
		11,183,667

	Energy—7.8%
11,712	Chevron Corporation	794,776
13,500	ConocoPhillips	662,715
4,800	Devon Energy Corporation	292,416
6,100	Diamond Offshore Drilling, Inc.	379,359
10,500	ExxonMobil Corporation	599,235
5,300	Hess Corporation	266,802
20,400	Marathon Oil Corporation	634,236
12,100	Royal Dutch Shell, PLC – Class “A” (ADR)	607,662
10,800	Tidewater, Inc.	418,176
		4,655,377

	Financials—15.7%
7,400	ACE, Ltd.	380,952
10,500	Allstate Corporation	301,665
8,300	Ameriprise Financial, Inc.	299,879
9,700	Aon Corporation	360,064
8,800	Aspen Insurance Holdings, Ltd.	217,712
34,800	Bank Mutual Corporation	197,664
26,306	Bank of America Corporation	378,017
17,973	Bank of New York Mellon Corporation	443,754
8,094	Capital One Financial Corporation	326,188
9,622	Chubb Corporation	481,196
12,622	Cincinnati Financial Corporation	326,531
9,000	Comerica, Inc.	331,470
7,800	EMC Insurance Group, Inc.	171,054
6,700	Erie Indemnity Company – Class “A”	304,850
17,100	First Potomac Realty Trust (REIT)	245,727
17,500	FirstMerit Corporation	299,775
26,400	Hudson City Bancorp, Inc.	323,136
5,500	IBERIABANK Corporation	283,140

65

Portfolio of Investments (continued)
VALUE FUND
June 30, 2010

Shares		Security	Value

		Financials (continued)
16,800		Invesco, Ltd.	$ 282,744
46,800		Investors Real Estate Trust (REIT)	413,244
19,900		JPMorgan Chase & Company	728,539
11,600		Morgan Stanley	269,236
26,900		NewAlliance Bancshares, Inc.	301,549
28,700		People’s United Financial, Inc.	387,450
5,400		PNC Financial Services Group, Inc.	305,100
10,400		Protective Life Corporation	222,456
9,200		Tower Group, Inc.	198,076
17,300		Wells Fargo & Company	442,880
22,600		Westfield Financial, Inc.	188,258
			9,412,306

		Health Care—8.7%
20,200		Abbott Laboratories	944,956
8,200		Baxter International, Inc.	333,248
6,600		Becton, Dickinson & Company	446,292
12,200		GlaxoSmithKline, PLC (ADR)	414,922
19,100		Johnson & Johnson	1,128,046
12,400		Medtronic, Inc.	449,748
11,570		Merck & Company. Inc.	404,603
10,900		Novartis AG (ADR)	526,688
39,900		Pfizer, Inc.	568,974
			5,217,477

		Industrials—12.2%
8,000		3M Company	631,920
8,400		ABM Industries, Inc.	175,980
6,150		Alexander & Baldwin, Inc.	183,147
6,400	*	Armstrong World Industries, Inc.	193,152
9,600		Avery Dennison Corporation	308,448
5,400		Baldor Electric Company	194,832
10,200		Con-way, Inc.	306,204
10,000		Curtiss-Wright Corporation	290,400
10,300		Dover Corporation	430,437
4,000		Emerson Electric Company	174,760
10,400		Equifax, Inc.	291,824
8,700		General Dynamics Corporation	509,472
30,200		General Electric Company	435,484
15,000		Honeywell International, Inc.	585,450
11,100		Illinois Tool Works, Inc.	458,208

66

Shares		Security	Value

		Industrials (continued)
11,500		ITT Corporation	$ 516,580
4,200		Lockheed Martin Corporation	312,900
10,800		Pitney Bowes, Inc.	237,168
9,300		Textainer Group Holdings, Ltd.	224,502
7,825		Tyco International, Ltd.	275,675
10,000		United Parcel Service, Inc. – Class “B”	568,900
			7,305,443

		Information Technology—9.9%
16,300		Automatic Data Processing, Inc.	656,238
21,300		AVX Corporation	273,066
12,000		Bel Fuse, Inc. – Class “B”	198,120
11,100	*	Electronic Arts, Inc.	159,840
17,000		Hewlett-Packard Company	735,760
16,300		Intel Corporation	317,035
2,900		International Business Machines Corporation	358,092
23,600		Intersil Corporation – Class “A”	285,796
22,800		Methode Electronics, Inc.	222,072
31,000		Microsoft Corporation	713,310
16,950		Molex, Inc.	309,168
23,500		National Semiconductor Corporation	316,310
26,600		Nokia Corporation – Class “A” (ADR)	216,790
9,300		QUALCOMM, Inc.	305,412
14,000		Texas Instruments, Inc.	325,920
10,225		Tyco Electronics, Ltd.	259,511
19,400		Western Union Company	289,254
			5,941,694

		Materials—5.5%
4,100		Air Products & Chemicals, Inc.	265,721
14,800		Alcoa, Inc.	148,888
18,200		Bemis Company, Inc.	491,400
4,400		Compass Minerals International, Inc.	309,232
20,700		Dow Chemical Company	491,004
17,700		DuPont (E.I.) de Nemours & Company	612,243
16,600		Glatfelter	180,110
5,200		PPG Industries, Inc.	314,132
15,600		Sonoco Products Company	475,488
			3,288,218

67

Portfolio of Investments (continued)
VALUE FUND
June 30, 2010

Shares or
Principal
Amount		Security	Value

		Telecommunication Services—4.0%
33,610		AT&T, Inc.	$ 813,026
5,780		CenturyTel, Inc.	192,532
4,700		Telephone & Data Systems, Inc.	142,833
7,900		Telephone & Data Systems, Inc. – Special Shares	209,666
36,618		Verizon Communications, Inc.	1,026,036
			2,384,093

		Utilities—4.9%
10,100		American Electric Power Company, Inc.	326,230
2,250		American States Water Company	74,565
12,900		Duke Energy Corporation	206,400
14,400		MDU Resources Group, Inc.	259,632
8,400		NextEra Energy, Inc.	409,584
25,600		NiSource, Inc.	371,200
7,200		ONEOK, Inc.	311,400
16,900		Portland General Electric Company	309,777
11,300		Southwest Gas Corporation	333,350
12,300		Vectren Corporation	291,018
			2,893,156
Total Value of Common Stocks (cost $59,515,738)			59,472,175

		PREFERRED STOCKS—.5%
		Telecommunication Services
10,200		AT&T, Inc., 6.375%, 2056 (cost $254,894)	270,300

		SHORT-TERM INVESTMENTS—.0%
		Money Market Fund
$20	M	First Investors Cash Reserve Fund, .22% (cost $20,000)**	20,000
Total Value of Investments (cost $59,790,632)		99.9%	59,762,475
Other Assets, Less Liabilities		.1	48,372
Net Assets		100.0%	$59,810,847

*	Non-income producing

**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at June 30, 2010 (see Note 3).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

68

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$59,472,175	$—	$—	$59,472,175
Preferred Stocks	270,300	—	—	270,300
Money Market Fund	20,000	—	—	20,000
Total Investments
in Securities*	$59,762,475	$—	$—	$59,762,475

There were no transfers into or from Level 1 or Level 2 by the Funds during the six months ended June 30, 2010.

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

See notes to financial statements	69

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2010

		CASH MANAGEMENT			GROWTH & INCOME
	BLUE CHIP		DISCOVERY	GOVERNMENT		HIGH YIELD
Assets
Investments in securities:
Cost — Unaffiliated issuers	$91,800,162	$9,573,001	$104,898,447	$24,372,267	$186,842,926	$65,718,458
Cost — Affiliated money market fund (Note 3)	135,000	—	5,700,000	—	230,000	680,000

Total cost of investments	$91,935,162	$9,573,001	$110,598,447	$24,372,267	$187,072,926	$66,398,458

Value — Unaffiliated issuers (Note 1A)	$107,205,284	$9,573,001	$113,779,742	$25,494,512	$170,743,376	$64,811,106
Value — Affiliated money market fund (Note 3)	135,000	—	5,700,000	—	230,000	680,000

Total value of investments	107,340,284	9,573,001	119,479,742	25,494,512	170,973,376	65,491,106

Cash	89,900	122,845	69,936	1,352,634	74,788	122,373
Receivables:
Investment securities sold	221,416	—	1,898,048	—	662,925	81,319
Interest and dividends	158,210	5,023	39,377	109,916	211,151	1,309,549
Trust shares sold	17,036	106,686	9,050	34,838	16,994	3,051
Other assets	17,168	1,608	18,299	3,817	26,395	9,583

Total Assets	107,844,014	9,809,163	121,514,452	26,995,717	171,965,629	67,016,981

Liabilities
Payables:
Investment securities purchased	101,445	—	1,003,557	—	469,937	273,349
Trust shares redeemed	176,708	11,455	81,321	6,640	111,850	50,138
Accrued advisory fees	76,748	—	86,182	14,658	122,820	44,907
Accrued expenses	14,032	1,061	16,814	6,653	15,763	15,486

Total Liabilities	368,933	12,516	1,187,874	27,951	720,370	383,880

Net Assets	$107,475,081	$9,796,647	$120,326,578	$26,967,766	$171,245,259	$66,633,101

Net Assets Consist of:
Capital paid in	$122,556,821	$9,796,647	$119,939,525	$26,124,139	$204,711,222	$99,512,286
Undistributed net investment income	879,516	—	94,347	428,113	1,269,213	2,499,056
Accumulated net realized loss on investments	(31,366,378)	—	(8,588,589)	(706,731)	(18,635,626)	(34,470,889)
Net unrealized appreciation (depreciation)
of investments	15,405,122	—	8,881,295	1,122,245	(16,099,550)	(907,352)

Total	$107,475,081	$9,796,647	$120,326,578	$26,967,766	$171,245,259	$66,633,101

Shares of beneficial interest outstanding (Note 2)	6,149,043	9,796,647	4,981,712	2,621,312	7,506,614	$11,165,779

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$17.48	$1.00	$24.15	$10.29	$22.81	$5.97

70	See notes to financial statements	71

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2010

				TARGET	TARGET
	INTERNATIONAL	INVESTMENT GRADE	SELECT GROWTH	MATURITY 2010	MATURITY 2015	VALUE
Assets
Investments in securities:
Cost — Unaffiliated issuers	$76,955,619	$37,238,385	$9,362,434	$9,847,981	$23,282,860	$59,770,632
Cost — Affiliated money market fund (Note 3)	3,045,000	160,000	—	—	—	20,000

Total cost of investments	$80,000,619	$37,398,385	$9,362,434	$9,847,981	$23,282,860	$59,790,632

Value — Unaffiliated issuers (Note 1A)	$89,830,604	$40,441,433	$9,837,592	$10,028,869	$27,400,753	$59,742,475
Value — Affiliated money market fund (Note 3)	3,045,000	160,000	—	—	—	20,000

Total value of investments	92,875,604	40,601,433	9,837,592	10,028,869	27,400,753	59,762,475

Cash	762,044	71,391	418,868	26,866	146,091	81,936
Receivables:
Investment securities sold	2,004,410	—	—	—	—	45,630
Interest and dividends	459,451	584,116	5,896	—	—	132,801
Trust shares sold	4,838	2,100	3,550	37	—	24,012
Unrealized appreciation of foreign exchange contracts
(Note 7)	555,215	—	—	—	—	—
Other assets	14,235	5,651	1,428	1,750	4,096	9,319

Total Assets	96,675,797	41,264,691	10,267,334	10,057,522	27,550,940	60,056,173

Liabilities
Payables:
Investment securities purchased	217,024	—	—	—	—	139,766
Trust shares redeemed	96,382	6,366	10,894	209,834	12,407	52,406
Forward currency contracts (Note 6)	5,193	—	—	—	—	—
Unrealized depreciation of foreign exchange contracts
(Note 7)	591,027	—	—	—	—	—
Accrued advisory fees	65,312	22,128	7,364	5,511	14,801	42,715
Accrued expenses	35,203	6,201	5,211	1,425	7,859	10,439

Total Liabilities	1,010,141	34,695	23,469	216,770	35,067	245,326

Net Assets	$95,665,656	$41,229,996	$10,243,865	$9,840,752	$27,515,873	$59,810,847

Net Assets Consist of:
Capital paid in	$114,225,587	$42,228,582	$14,412,942	$9,345,609	$22,644,909	$67,026,467
Undistributed net investment income (loss)	1,899,673	847,431	(1,049)	288,172	540,961	675,534
Accumulated net realized gain (loss) on investments
and foreign security transactions	(33,296,341)	(5,049,065)	(4,643,186)	26,083	212,110	(7,862,997)
Net unrealized appreciation (depreciation) in value of
investments and foreign security transactions	12,836,737	3,203,048	475,158	180,888	4,117,893	(28,157)

Total	$95,665,656	$41,229,996	$10,243,865	$9,840,752	$27,515,873	$59,810,847

Shares of beneficial interest outstanding (Note 2)	6,710,754	3,950,672	1,630,950	796,150	1,738,931	4,862,615

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$14.26	$10.44	$6.28	$12.36	$15.82	$12.30

72	See notes to financial statements	73

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2010

			CASH MANAGEMENT			GROWTH & INCOME
		BLUE CHIP		DISCOVERY	GOVERNMENT		HIGH YIELD
	Investment Income
	Income:
	Interest	$—	$12,049	$—	$531,044	$—	$2,828,101
	Dividends	1,373,277 (a)	—	634,997	—	2,048,465 (b)	—
	Dividends from affiliate (Note 3)	383	—	4,666	—	611	1,068

	Total income	1,373,660	12,049	639,663	531,044	2,049,076	2,829,169

	Expenses (Notes 1 and 4):
	Advisory fees	444,513	37,592	485,269	98,536	705,272	248,131
	Professional fees	18,660	7,179	19,238	9,248	27,429	13,954
	Custodian fees and expenses	8,110	2,733	18,399	5,904	14,870	7,892
	Reports and notices to shareholders	8,000	1,739	7,874	2,549	11,491	7,745
	Registration fees	636	69	69	69	69	5
	Trustees’ fees	3,232	277	3,476	696	5,101	1,769
	Other expenses	11,362	1,623	11,410	5,697	16,181	12,517

	Total expenses	494,513	51,212	545,735	122,699	780,413	292,013
Less:	Expenses waived	—	(39,058)	—	(19,707)	—	—
	Expenses paid indirectly	(416)	(105)	(423)	(86)	(628)	(146)

	Net expenses	494,097	12,049	545,312	102,906	779,785	291,867

	Net investment income	879,563	—	94,351	428,138	1,269,291	2,537,302

	Realized and Unrealized Gain (Loss) on Investments
	(Note 3):
	Net realized gain on investments	1,659,535	—	5,227,500	11,853	729,504	970,501

	Net unrealized appreciation (depreciation) of investments	(11,881,043)	—	(8,426,768)	637,141	(13,989,662)	(1,099,181)

	Net gain (loss) on investments	(10,221,508)	—	(3,199,268)	648,994	(13,260,158)	(128,680)
	Net Increase (Decrease) in Net Assets Resulting
	from Operations	$(9,341,945)	$—	$ (3,104,917)	$1,077,132	$(11,990,867)	$2,408,622

(a) Net of $11,469 foreign taxes withheld
(b) Net of $21,917 foreign taxes withheld

74	See notes to financial statements	75

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2010

			INVESTMENT GRADE	SELECT GROWTH	TARGET	TARGET
		INTERNATIONAL			MATURITY 2010	MATURITY 2015	VALUE
	Investment Income
	Income:
	Interest	$89	$1,126,029	$—	$331,575	$637,135	$—
	Dividends	1,963,844 (c)	—	52,092	—	—	958,066 (d)
	Dividends from affiliate (Note 3)	1,391	256	—	—	—	1,040

	Total income	1,965,324	1,126,285	52,092	331,575	637,135	959,106

	Expenses (Notes 1 and 4):
	Advisory fees	370,082	149,008	40,448	40,238	101,210	245,614
	Professional fees	36,769	10,901	7,133	6,174	7,675	14,702
	Custodian fees and expenses	78,414	4,827	2,242	1,274	963	6,081
	Reports and notices to shareholders	6,501	3,442	1,400	1,649	2,699	6,179
	Registration fees	69	69	69	69	69	669
	Trustees’ fees	2,678	1,052	288	293	723	1,779
	Other expenses	14,822	6,115	1,576	1,776	3,123	8,733

	Total expenses	509,335	175,414	53,156	51,473	116,462	283,757
Less:	Expenses waived	—	(29,802)	—	(8,048)	(20,242)	—
	Expenses paid indirectly	(339)	(84)	(35)	(29)	(67)	(225)

	Net expenses	508,996	145,528	53,121	43,396	96,153	283,532

	Net investment income (loss)	1,456,328	980,757	(1,029)	288,179	540,982	675,574

	Realized and Unrealized Gain (Loss) on Investments
	and Foreign Currency Transactions (Note 3):
	Net realized gain (loss) on:
	Investments	(1,558,296)	736,631	199,122	26,087	225,913	1,111,384
	Foreign currency transactions	1,547,963	—	—	—	—	—

	Net realized gain (loss) on investments and foreign
	currency transactions	(10,333)	736,631	199,122	26,087	225,913	1,111,384
	Net unrealized appreciation (depreciation) of:
	Investments	(4,998,619)	699,457	(808,874)	(302,695)	1,138,667	(5,988,537)
	Foreign currency transactions	400,674	—	—	—	—	—

	Net unrealized appreciation (depreciation) on investments
	and foreign currency transactions	(4,597,945)	699,457	(808,874)	(302,695)	1,138,667	(5,988,537)
	Net gain (loss) on investments and foreign
	currency transactions	(4,608,278)	1,436,088	(609,752)	(276,608)	1,364,580	(4,877,153)

	Net Increase (Decrease) in Net Assets Resulting
	from Operations	$(3,151,950)	$2,416,845	$(610,781)	$11,571	$1,905,562	$(4,201,579)

(c) Net of $159,326 foreign taxes withheld
(d) Net of $8,193 foreign taxes withheld

76	See notes to financial statements	77

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	BLUE CHIP		CASH MANAGEMENT		DISCOVERY		GOVERNMENT
	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to
	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09
Increase (Decrease) in Net Assets From Operations
Net investment income	$879,563	$1,905,246	$—	$22,436	$94,351	$1,116,701	$428,138	$973,569
Net realized gain (loss) on investments	1,659,535	(2,361,710)	—	—	5,227,500	(5,321,507)	11,853	101,854
Net unrealized appreciation (depreciation)
of investments	(11,881,043)	22,108,095	—	—	(8,426,768)	34,294,546	637,141	(26,625)
Net increase (decrease) in net assets resulting
from operations	(9,341,945)	21,651,631	—	22,436	(3,104,917)	30,089,740	1,077,132	1,048,798

Dividends to Shareholders
Net investment income	(1,905,253)	(2,356,098)	—	(22,436)	(1,116,657)	(1,370,258)	(1,061,623)	(1,023,566)

Trust Share Transactions *
Proceeds from shares sold	882,841	1,865,951	2,060,194	5,080,479	1,099,749	2,504,467	1,690,889	4,712,816
Reinvestment of dividends	1,905,253	2,356,098	—	22,436	1,116,657	1,370,258	1,061,623	1,023,566
Cost of shares redeemed	(4,928,295)	(9,577,854)	(3,174,677)	(7,264,830)	(4,301,249)	(6,743,609)	(1,808,745)	(3,845,012)

Net increase (decrease) from trust share transactions	(2,140,201)	(5,355,805)	(1,114,483)	(2,161,915)	(2,084,843)	(2,868,884)	943,767	1,891,370

Net increase (decrease) in net assets	(13,387,399)	13,939,728	(1,114,483)	(2,161,915)	(6,306,417)	25,850,598	959,276	1,916,602

Net Assets
Beginning of period	120,862,480	106,922,752	10,911,130	13,073,045	126,632,995	100,782,397	26,008,490	24,091,888

End of period †	$107,475,081	$120,862,480	$9,796,647	$10,911,130	$120,326,578	$126,632,995	$26,967,766	$26,008,490

†Includes undistributed net investment income of	$879,516	$1,905,206	$—	$—	$94,347	$1,116,653	$428,113	$1,061,598

*Trust Shares Issued and Redeemed
Sold	45,658	112,620	2,060,194	5,080,479	42,376	119,657	166,114	462,455
Issued for dividends reinvested	101,074	180,130	—	22,436	44,400	82,446	105,739	103,286
Redeemed	(255,347)	(584,862)	(3,174,677)	(7,264,830)	(165,659)	(325,713)	(177,010)	(377,562)

Net increase (decrease) in trust shares outstanding	(108,615)	(292,112)	(1,114,483)	(2,161,915)	(78,883)	(123,610)	94,843	188,179

78	See notes to financial statements	79

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	GROWTH & INCOME		HIGH YIELD		INTERNATIONAL		INVESTMENT GRADE
	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to
	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,269,291	$2,050,759	$2,537,302	$5,123,812	$1,456,328	$2,003,370	$980,757	$1,891,370
Net realized gain (loss) on investments	729,504	(5,537,942)	970,501	(15,346,412)	(10,333)	(7,304,133)	736,631	(877,842)

Net unrealized appreciation (depreciation)
of investments	(13,989,662)	45,001,548	(1,099,181)	27,920,827	(4,597,945)	24,445,669	699,457	5,596,709
Net increase (decrease) in net assets resulting
from operations	(11,990,867)	41,514,365	2,408,622	17,698,227	(3,151,950)	19,144,906	2,416,845	6,610,237

Dividends to Shareholders
Net investment income	(2,050,814)	(3,091,098)	(5,168,287)	(5,799,581)	—	(3,944,011)	(1,995,056)	(2,115,858)

Trust Share Transactions *
Proceeds from shares sold	1,996,942	4,027,522	1,019,091	1,489,381	1,235,105	2,192,746	1,789,181	3,427,054
Reinvestment of dividends	2,050,814	3,091,098	5,168,287	5,799,581	—	3,944,011	1,995,056	2,115,858
Cost of shares redeemed	(6,160,933)	(12,837,841)	(2,711,729)	(5,740,721)	(3,252,391)	(5,878,792)	(1,982,892)	(3,473,767)

Net increase (decrease) from trust share transactions	(2,113,177)	(5,719,221)	3,475,649	1,548,241	(2,017,286)	257,965	1,801,345	2,069,145

Net increase (decrease) in net assets	(16,154,858)	32,704,046	715,984	13,446,887	(5,169,236)	15,458,860	2,223,134	6,563,524

Net Assets
Beginning of period	187,400,117	154,696,071	65,917,117	52,470,230	100,834,892	85,376,032	39,006,862	32,443,338

End of period †	$171,245,259	$187,400,117	$66,633,101	$65,917,117	$95,665,656	$100,834,892	$41,229,996	$39,006,862

†Includes undistributed net investment income of	$1,269,213	$2,050,736	$2,499,056	$5,130,041	$1,899,673	$443,345	$847,431	$1,861,730

*Trust Shares Issued and Redeemed
Sold	79,357	195,145	168,076	266,340	84,193	177,230	174,210	354,193
Issued for dividends reinvested	84,084	192,113	889,550	1,236,585	—	385,534	198,513	246,603
Redeemed	(245,456)	(627,686)	(447,870)	(1,050,640)	(221,446)	(476,405)	(192,336)	(372,595)

Net increase (decrease) in trust shares outstanding	(82,015)	(240,428)	609,756	452,285	(137,253)	86,359	180,387	228,201

80	See notes to financial statements	81

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	SELECT GROWTH		TARGET MATURITY 2010		TARGET MATURITY 2015		VALUE
	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to	1/1/10 to	1/1/09 to
	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$(1,029)	$20,078	$288,179	$634,293	$540,982	$1,102,348	$675,574	$1,385,131
Net realized gain (loss) on investments	199,122	(1,502,531)	26,087	191,900	225,913	130,512	1,111,384	(1,131,593)
Net unrealized appreciation (depreciation)
of investments	(808,874)	2,428,097	(302,695)	(871,996)	1,138,667	(1,880,168)	(5,988,537)	11,166,645
Net increase (decrease) in net assets resulting
from operations	(610,781)	945,644	11,571	(45,803)	1,905,562	(647,308)	(4,201,579)	11,420,183
Distributions to Shareholders
Net investment income	(20,097)	—	(634,290)	(726,857)	(1,102,367)	(1,124,305)	(1,385,162)	(1,816,526)
Net realized gains	—	—	(191,874)	(170,975)	(130,516)	(41,204)	—	—

Total distributions	(20,097)	—	(826,164)	(897,832)	(1,232,883)	(1,165,509)	(1,385,162)	(1,816,526)

Trust Share Transactions*
Proceeds from shares sold	794,538	1,434,316	41,019	154,630	331,072	1,825,953	1,440,101	2,148,935
Reinvestment of distributions	20,097	—	826,164	897,832	1,232,883	1,165,509	1,385,162	1,816,526
Cost of shares redeemed	(383,209)	(582,223)	(1,545,893)	(2,619,801)	(2,212,233)	(3,140,881)	(3,245,062)	(6,191,798)

Net increase (decrease) from trust share transactions	431,426	852,093	(678,710)	(1,567,339)	(648,278)	(149,419)	(419,799)	(2,226,337)

Net increase (decrease) in net assets	(199,452)	1,797,737	(1,493,303)	(2,510,974)	24,401	(1,962,236)	(6,006,540)	7,377,320

Net Assets
Beginning of period	10,443,317	8,645,580	11,334,055	13,845,029	27,491,472	29,453,708	65,817,387	58,440,067

End of period †	$10,243,865	$10,443,317	$9,840,752	$11,334,055	$27,515,873	$27,491,472	$59,810,847	$65,817,387

†Includes undistributed net investment income (deficit) of	$(1,049)	$20,078	$288,172	$634,283	$540,961	$1,102,346	$675,534	$1,385,122

*Trust Shares Issued and Redeemed
Sold	116,405	238,990	3,203	11,177	21,379	117,618	105,866	185,337
Issued for distributions reinvested	3,036	—	66,842	67,659	81,218	76,982	105,176	201,612
Redeemed	(56,602)	(98,476)	(123,165)	(194,217)	(143,032)	(202,507)	(239,725)	(547,576)

Net increase (decrease) in trust shares outstanding	62,839	140,514	(53,120)	(115,381)	(40,435)	(7,907)	(28,683)	(160,627)

82	See notes to financial statements	83

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2010

1. Significant Accounting Policies—First Investors Life Series Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Blue Chip Fund, Cash Management Fund, Discovery Fund, Government Fund, Growth & Income Fund, High Yield Fund, International Fund, Investment Grade Fund, Select Growth Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund and Value Fund (each a “Fund”, collectively, “the Funds”), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth & Income Fund seeks long-term growth of capital and current income.

High Yield Fund seeks high current income.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Select Growth Fund seeks long-term growth of capital.

Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund’s maturity, consistent with the preservation of capital.

Value Fund seeks total return.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust’s Board of Trustees (“the Board”). The pricing services consider security type, rating, market condition and

84

yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At June 30, 2010, the High Yield Fund held eight securities that were fair valued by the Valuation Committee with an aggregate value of $18,076 representing .0% of the Fund’s net assets. At June 30, 2010, fair value pricing was used for certain foreign securities in the International Fund portfolio.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

85

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2010

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Investments in the affiliated unregistered money market fund are categorized as Level 1. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2010, for each Fund’s investments is included at the end of each Fund’s portfolio of investments.

In January 2010, FASB released Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU No. 2010-06”). Among the new disclosures and clarifications of existing disclosures ASU No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3. The Funds adopted the ASU No. 2010-06 on January 1, 2010, except for the Level 3 gross basis roll forward reconciliation, which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

B. Federal Income Tax—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the

86

special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2009, capital loss carryovers were as follows:

			Year Capital Loss Carryovers Expire
Fund	Total	2010	2011	2012	2013	2014	2015	2016	2017
Blue Chip	$30,623,773	$20,477,223	$4,132,026	$ —	$ —	$ —	$ —	$ 3,493,173	$ 2,521,351
Discovery	13,113,881	—	—	—	—	—	—	8,457,613	4,656,268
Government	718,584	—	258,746	51,149	193,688	177,059	37,942	—	—
Growth & Income	19,219,123	—	—	—	—	—	—	13,700,802	5,518,321
High Yield*	33,209,401	5,474,584	4,736,272	790,779	632,307	1,944,836	433,726	3,694,844	15,502,053
International	32,014,110	—	—	—	—	—	—	23,624,881	8,389,229
Investment Grade	5,785,696	17,173	517,182	—	108,453	531,982	43,898	3,421,907	1,145,101
Select Growth	4,842,308	—	—	—	—	—	—	3,339,778	1,502,530
Value	8,967,158	3,581,578	1,198,371	—	—	—	—	3,055,616	1,131,593

*For High Yield Fund, $1,575,155 of the $5,474,584 capital loss carryover expiring in 2010 was acquired on
  August 10, 2007 in the tax free reorganization with Special Bond Fund that was approved by the Life Series
  Funds’ Board of Trustees. Due to the reorganization, the Fund will have available for utilization $2,231,989 in capital loss carryovers that will become available at $601,552 per year for taxable years 2010 through 2012 and $427,333 for taxable year 2013. These capital loss carryovers will expire as follows: $1,575,155 in 2010;
  $881,182 in 2011; $212,617 in 2012; $153,634 in 2013; and $662,634 in 2014.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006–2009. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Foreign Currency Translations—The accounting records of the International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the prevailing rates of exchange on the respective dates of such transactions.

87

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2010

The International Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders—Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends, if any, from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold except for financial reporting purposes which is trade date. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are accreted or amortized using the interest method. Interest income on zero-coupon bonds and step bonds is accrued daily at the effective interest rate. For the six months ended June 30, 2010, The Bank of New York Mellon, custodian for the Cash Management, Government, High Yield, Investment Grade, Target Maturity 2010 and Target Maturity

88

2015 Funds, has provided credits in the amount of $30 against custodian charges based on the uninvested cash balances of the Funds. Brown Brothers Harriman & Company serves as custodian for the Blue Chip, Discovery, Growth & Income, International, Select Growth and Value Funds. The Funds reduced expenses through brokerage service arrangements. For the six months ended June 30, 2010, the Funds’ expenses were reduced by $2,553 under these arrangements.

2. Trust Shares—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions—For the six months ended June 30, 2010, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations, foreign currencies and short-term securities), were as follows:

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Blue Chip	$10,963,296	$12,584,925	$ —	$ —
Discovery	41,181,803	41,307,433	—	—
Government	3,135,890	3,084,748	2,499,722	2,273,427
Growth & Income	24,790,546	27,119,498	—	—
High Yield	25,021,412	23,172,253	—	—
International	20,563,574	24,313,840	—	—
Investment Grade	11,118,032	10,351,730	—	—
Select Growth	4,215,820	3,945,246	—	—
Target Maturity 2010	—	—	—	1,357,515
Target Maturity 2015	—	—	—	2,148,035
Value	8,546,704	7,543,643	—	—

89

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2010

At June 30, 2010, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation )
Blue Chip	$ 94,138,004	$ 22,124,840	$ 8,922,560	$ 13,202,280
Discovery	111,300,617	15,126,358	6,947,233	8,179,125
Government	24,372,267	1,122,245	—	1,122,245
Growth & Income	187,204,482	16,871,367	33,102,473	(16,231,106)
High Yield	66,460,775	2,606,565	3,576,234	(969,669)
International	80,918,806	13,758,553	1,801,754	11,956,799
Investment Grade	37,584,134	3,177,292	159,993	3,017,299
Select Growth	9,362,434	1,141,061	665,903	475,158
Target Maturity 2010	9,847,981	180,888	—	180,888
Target Maturity 2015	23,296,626	4,104,127	—	4,104,127
Value	59,797,855	7,455,113	7,490,493	(35,380)

Certain of the Funds may invest in First Investors Cash Reserve Fund, LLC (“Cash Reserve Fund”), an affiliated unregistered money market fund managed by First Investors Management Company, Inc. During the six months ended June 30, 2010, purchases, sales and dividend income earned by the Funds that invested in the Cash Reserve Fund were as follows:

	Value at	Purchases	Sales	Value at	Dividend
Fund	12/31/09	Shares/Cost	Shares/Cost	6/30/10	Income
Blue Chip	$1,785,000	$ 5,455,000	$ 7,105,000	$ 135,000	$ 383
Discovery	7,920,000	23,200,000	25,420,000	5,700,000	4,666
Growth & Income	775,000	10,005,000	10,550,000	230,000	611
High Yield	790,000	12,650,000	12,760,000	680,000	1,068
International	1,005,000	12,835,000	10,795,000	3,045,000	1,391
Investment Grade	125,000	2,990,000	2,955,000	160,000	256
Value	2,200,000	3,915,000	6,095,000	20,000	1,040

4. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of its investment adviser, First Investors Management Company, Inc. (“FIMCO”) and/or its transfer agent, Administrative Data Management Corp. Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2010, total trustee fees accrued by the Funds amounted to $21,364.

90

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended June 30, 2010, FIMCO has voluntarily waived 20% of the .75% annual fee on the first $250 million of average daily net assets of the Government, Investment Grade, Target Maturity 2010 and Target Maturity 2015 Funds. During the six months ended June 30, 2010, FIMCO has voluntarily waived $21,028 in advisory fees to limit the Cash Management Fund’s over all expense ratio to .60%. Also, FIMCO has voluntarily waived an additional $18,030 in advisory fees to prevent a negative yield on the Fund’s shares. For the six months ended June 30, 2010, total advisory fees accrued to FIMCO were $2,965,913 of which $116,857 was waived as noted above.

Paradigm Capital Management, Inc. serves as investment subadviser to the Discovery Fund. Muzinich & Co., Inc. serves as investment subadviser to the High Yield Fund. Vontobel Asset Management, Inc. serves as investment subadviser to the International Fund. Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2010, the Government Fund held one 144A security with a value of $727,335 representing 2.7% of the Fund’s net assets, the High Yield Fund held seventy-four 144A securities with an aggregate value of $25,619,642 representing 38.4% of the Fund’s net assets, and the Investment Grade Fund held eighteen 144A securities with an aggregate value of $6,481,773 representing 15.7% of the Fund’s net assets. Unless otherwise noted, 144A securities are deemed to be liquid. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. At June 30, 2010, the Cash Management Fund held seven Section 4(2) securities with an aggregate value of $2,899,306 representing 29.6% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts—Forward currency contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Fund purchases or sells foreign securities the fund may enter into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are “marked-to-market” daily

91

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2010

at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund’s assets.

The International Fund has the following forward currency contracts outstanding at June 30, 2010:

Contracts to Buy						Unrealized
Foreign Currency		In Exchange for		Settlement Date		Gain (Loss )

144,392	Canadian Dollar	US	$ 138,706	6/30/10	US	$(1,047)
32,724	British Pound		49,013	6/30/10		(108)
32,671	British Pound		49,364	7/1/10		(61)
32,078	British Pound		48,299	7/2/10		(128)
40,051	Canadian Dollar		38,736	7/2/10		574
31,685	British Pound		47,404	7/5/10		—
39,751	Canadian Dollar		37,831	7/5/10		188
			$ 409,353			$ (582)

Contracts to Sell						Unrealized
Foreign Currency			In Exchange for	Settlement Date		Gain (Loss)

564,324	Euro	US	$ 693,665	6/30/10	US	$(2,422)
858,206	Euro		1,058,429	7/1/10		(7,208)
706,881	Euro		860,843	7/2/10		5,019
73,269	Euro		89,748	7/5/10		—
			$2,702,685			$(4,611)
Net Unrealized Loss on Forward Currency Contracts						$(5,193)

7. Foreign Exchange Contracts—The International Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and are used to decrease exposure to foreign exchange risk associated with foreign currency denominated securities held by the Fund. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund’s assets.

92

The International Fund had the following foreign exchange contracts open at June 30, 2010:

Contracts to Buy						Unrealized
Foreign Currency			In Exchange for	Settlement Date		Gain (Loss )

1,924,000	Brazilian Real	US	$ 1,046,562	8/2/10	US	$ 20,844
2,581,000	Euro		3,192,774	9/27/10		(31,295)
352,522,000	Indian Rupee		7,515,990	11/18/10		74,106
2,119,000	Swiss Franc		1,933,676	11/19/10		31,363
1,401,000	Canadian Dollar		1,342,430	11/30/10		(24,028)
3,736,000	Brazilian Real		2,017,975	12/2/10		54,702
1,160,000	Euro		1,435,941	12/10/10		(15,051)
			$18,485,348			$110,641

Contracts to Sell						Unrealized
Foreign Currency			In Exchange for	Settlement Date		Gain (Loss )

1,924,000	Brazilian Real	US	$ 989,457	8/2/10	US	$ (77,949)
10,731,000	British Pound		15,925,527	9/27/10		(129,231)
2,581,000	Euro		3,420,198	9/27/10		258,718
352,522,000	Indian Rupee		7,666,390	11/18/10		76,294
3,886,000	Australian Dollar		3,309,310	11/19/10		26,993
2,119,000	Swiss Franc		1,858,054	11/19/10		(106,985)
1,401,000	Canadian Dollar		1,330,597	11/30/10		12,195
3,736,000	Brazilian Real		1,965,823	12/2/10		(106,853)
3,925,000	Euro		4,708,116	12/10/10		(99,635)
			$41,173,472			$(146,453)
Net Unrealized Loss on Foreign Exchange Contracts						$ (35,812)

Fair Value of Derivative Instruments — The fair value of derivative instruments as of June 30, 2010, was as follows:

	Assets Derivatives		Liability Derivatives

Derivatives not accounted	Statements of		Statements of
for as hedging instruments	Assets and		Assets and
under ASC 815	Liabilities Location	Value	Liabilities Location	Value
Foreign exchange contracts:	Unrealized		Unrealized
	appreciation of		depreciation of
	foreign exchange		foreign exchange
	contracts	$555,215	contracts	$591,027

93

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2010

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Realized Gain
for as hedging instruments	on Foreign Currency
under ASC 815	Transactions
Foreign currency transactions:	$1,547,963

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Unrealized Appreciation
for as hedging instruments	on Foreign Currency
under ASC 815	Transactions
Foreign currency transactions:	$400,674

8. High Yield Credit Risk—The High Yield Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

9. Subsequent Events—Subsequent events occurring after June 30, 2010 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

94

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95

Financial Highlights
FIRST INVESTORS LIFE SERIES FUNDS

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions										Ratio to Average Net
		Investment Operations			from						Ratio to Average Net				Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period	Return *	(in millions)	Credits	(a)	Income		Expenses		Income		Rate

BLUE CHIP FUND
2005	$20.18	$ .20	$ .67	$ .87	$ .20	—	$ .20	$20.85	4.34%	$174.85%			.93%		N/A		N/A		34%
2006	20.85	.26	2.74	3.00	.20	—	.20	23.65	14.49	181.82			1.13		N/A		N/A		4
2007	23.65	.31	.67	.98	.26	—	.26	24.37	4.21	173.81			1.20		N/A		N/A		5
2008	24.37	.36	(8.10)	(7.74)	.31	—	.31	16.32	(32.08)	107.83			1.67		N/A		N/A		8
2009	16.32	.31	3.04	3.35	.36	—	.36	19.31	21.61	121.84			1.78		N/A		N/A		15
2010††	19.31	.15	(1.67)	(1.52)	.31	—	.31	17.48	(7.99)	107.83		†	1.48	†	N/A		N/A		9

CASH MANAGEMENT FUND
2005	$ 1.00	$.024	—	$.024	$.024	—	$.024	$ 1.00	2.44%	$ 6.72		%(b)	2.38%		1.09%		1.99%		N/A
2006	1.00	.043	—	.043	.043	—	.043	1.00	4.35	7.74		(b)	4.26		1.09		3.87		N/A
2007	1.00	.045	—	.045	.045	—	.045	1.00	4.62	15.72		(b)	4.49		1.04		4.14		N/A
2008	1.00	.020	—	.020	.020	—	.020	1.00	2.03	13.71		(b)	2.02		.96		1.77		N/A
2009	1.00	.002	—	.002	.002	—	.002	1.00	.17	11.56		(b)	.18		.98		(.24)		N/A
2010††	1.00	—	—	—	—	—	—	1.00	.00	10.24		(b)†	.00	†	1.02	†	(.78	)†	N/A

DISCOVERY FUND
2005	$24.53	$ .08	$1.18	$1.26	$ —	$ —	$ —	$25.79	5.14%	$137.90%			.15%		N/A		N/A		111%
2006	25.79	.06	5.74	5.80	.04	—	.04	31.55	22.51	158.82			.19		N/A		N/A		58
2007	31.55	.11	1.86	1.97	.06	2.66	2.72	30.80	6.62	161.82			.35		N/A		N/A		55
2008	30.80	.30	(10.11)	(9.81)	.11	1.44	1.55	19.44	(33.25)	101.83			1.15		N/A		N/A		52
2009	19.44	.22	5.63	5.85	.27	—	.27	25.02	30.77	127.84			1.03		N/A		N/A		66
2010††	25.02	.02	(.67)	(.65)	.22	—	.22	24.15	(2.62)	120.84		†	.15	†	N/A		N/A		34

GOVERNMENT FUND
2005	$10.38	$ .51	$(.26)	$.25	$ .53	—	$ .53	$10.10	2.54%	$ 20.81%			4.85%		.96%		4.70		52%
2006	10.10	.51	(.14)	.37	.51	—	.51	9.96	3.80	20.78			5.10		.93		4.95		28
2007	9.96	.48	.15	.63	.52	—	.52	10.07	6.55	21.80			4.94		.95		4.75		24
2008	10.07	.44	.24	.68	.45	—	.45	10.30	6.93	24.79			4.56		.94		4.41		39
2009	10.30	.42	—	.42	.43	—	.43	10.29	4.28	26.80			3.87		.95		3.72		51
2010††	10.29	.17	.25	.42	.42	—	.42	10.29	4.21	27.78		†	3.26	†	.93	†	3.11	†	21

GROWTH & INCOME FUND(c)
2005	$33.75	$ .16	$2.25	$2.41	$ .25	$ —	$ .25	$35.91	7.20%	$249.85%			.46%		N/A		N/A		93%
2006	35.91	.20	4.68	4.88	.16	2.27	2.43	38.36	14.35	268.82			.55		N/A		N/A		127
2007	38.36	.41	.25	.66	.20	5.43	5.63	33.39	1.98	258.81			1.14		N/A		N/A		38
2008	33.39	.40	(11.38)	(10.98)	.41	2.24	2.65	19.76	(35.22)	155.83			1.48		N/A		N/A		28
2009	19.76	.27	5.06	5.33	.40	—	.40	24.69	28.05	187.84			1.27		N/A		N/A		25
2010††	24.69	.17	(1.78)	(1.61)	.27	—	.27	22.81	(6.58)	171.83		†	1.35	†	N/A		N/A		13

96	97

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions									Ratio to Average Net
		Investment Operations			from						Ratio to Average Net			Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**			Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Expenses		Net Invest-			Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	Before Fee		ment Income			Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period	Return *	(in millions)	Credits	(a)	(Loss)	Expenses		Income		Rate

HIGH YIELD FUND
2005	$ 8.66	$.65	$ (.61)	$ .04	$.63	—	$ .63	$ 8.07	.41%	$ 69.87%			8.01%	N/A		N/A		35%
2006	8.07	.62	.12	.74	.67	—	.67	8.14	9.77	68.85			7.63	N/A		N/A		31
2007	8.14	.57	(.47)	.10	.63	—	.63	7.61	1.06	79.86			7.19	N/A		N/A		28
2008	7.61	.56	(2.39)	(1.83)	.59	—	.59	5.19	(25.86)	52.86			8.27	N/A		N/A		17
2009	5.19	.51	1.12	1.63	.58	—	.58	6.24	35.15	66.90			8.66	N/A		N/A		102
2010††	6.24	.23	(.01)	.22	.49	—	.49	5.97	3.80	67.88		†	7.67 †	N/A		N/A		36

INTERNATIONAL FUND(d)
2005	$18.55	$.28	$ 1.41	$ 1.69	$.24	$ —	$ .24	$20.00	9.22%	$105.99%			.80%	N/A		N/A		104%
2006	20.00	.29	5.09	5.38	.15	.64	.79	24.59	27.79	129.97			1.24	N/A		N/A		157
2007	24.59	.04	4.26	4.30	.83	3.36	4.19	24.70	20.99	154.90			1.30	N/A		N/A		97
2008	24.70	.30	(9.68)	(9.38)	.04	2.65	2.69	12.63	(41.89)	85.94			1.41	N/A		N/A		128
2009	12.63	.65	2.03	2.68	.59	—	.59	14.72	23.24	101	1.01		2.30	N/A		N/A		53
2010††	14.72	.22	(.68)	(.46)	—	—	—	14.26	(3.12)	96	1.03	†	2.95 †	N/A		N/A		21

INVESTMENT GRADE FUND
2005	$11.67	$.56	$ (.42)	$ .14	$.67	—	$ .67	$11.14	1.31%	$ 38.75%			4.91%	.90%		4.76%		24%
2006	11.14	.53	(.11)	.42	.62	—	.62	10.94	3.99	37.74			4.82	.89		4.67		86
2007	10.94	.43	.15	.58	.60	—	.60	10.92	5.52	39.73			4.97	.88		4.81		38
2008	10.92	.41	(1.60)	(1.19)	.57	—	.57	9.16	(11.60)	32.74			5.30	.89		5.15		133
2009	9.16	.69	1.10	1.79	.60	—	.60	10.35	20.94	39.76			5.38	.91		5.23		79
2010††	10.35	.25	.37	.62	.53	—	.53	10.44	6.21	41.73		†	4.94 †	.88	†	4.79	†	26

SELECT GROWTH FUND(e)
2005	$ 8.34	$.05	$ .41	$ .46	$.10	$ —	$ .10	$ 8.70	5.55%	$ 11.99%			.57%	N/A		N/A		66%
2006	8.70	.07	.75	.82	.05	—	.05	9.47	9.47	12.92			.77	N/A		N/A		80
2007	9.47	.01	1.06	1.07	.07	—	.07	10.47	11.42	13	1.14		.15	N/A		N/A		161
2008	10.47	—	(4.31)	(4.31)	.01	.09	.10	6.06	(41.47)	9.99			(.05)	N/A		N/A		107
2009	6.06	.01	.59	.60	—	—	—	6.66	9.90	10	1.00		.22	N/A		N/A		102
2010††	6.66	—	(.37)	(.37)	.01	—	.01	6.28	(5.52)	10.98		†	(.02 )†	N/A		N/A		38

TARGET MATURITY 2010 FUND
2005	$14.98	$.70	$ (.50)	$ .20	$.70	$ .14	$ .84	$14.34	1.46%	$ 16.76%			4.74%	.91%		4.59%		3%
2006	14.34	.75	(.49)	.26	.72	.12	.84	13.76	2.02	14.76			5.13	.91		4.98		3
2007	13.76	.69	.41	1.10	.77	—	.77	14.09	8.35	15.76			5.33	.91		5.16		11
2008	14.09	.75	.26	1.01	.73	.02	.75	14.35	7.33	14.76			5.03	.91		4.88		0
2009	14.35	.77	(.81)	(.04)	.78	.18	.96	13.35	(.23)	11.80			5.13	.95		4.98		0
2010††	13.35	.38	(.37)	.01	.77	.23	1.00	12.36	.07	10.81		†	5.37 †	.96	†	5.22	†	0

98	99

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions										Ratio to Average Net
		Investment Operations			from						Ratio to Average Net				Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period	Return *	(in millions)	Credits	(a)	Income		Expenses		Income		Rate

TARGET MATURITY 2015 FUND
2005	$14.37	$.53	$ .08	$ .61	$.52	$ —	$.52	$14.46	4.39%	$22.73%			4.14%		.88%		3.99%		0%
2006	14.46	.57	(.32)	.25	.52	—	.52	14.19	1.85	24.70			4.38		.85		4.23		2
2007	14.19	.59	.74	1.33	.58	—	.58	14.94	9.70	27.70			4.32		.85		4.16		3
2008	14.94	.63	1.49	2.12	.58	—	.58	16.48	14.56	29.69			4.01		.84		3.86		0
2009	16.48	.62	(1.00)	(.38)	.63	.02	.65	15.45	(2.22)	27.71			3.91		.86		3.76		0
2010††	15.45	.33	.76	1.09	.64	.08	.72	15.82	7.22	28.71		†	4.01	†	.86	†	3.86	†	0

VALUE FUND
2005	$13.71	$.25	$ .57	$ .82	$.22	—	$.22	$14.31	6.09%	$79.87%			1.89%		N/A		N/A		21%
2006	14.31	.27	2.76	3.03	.26	—	.26	17.08	21.43	94.83			1.73		N/A		N/A		15
2007	17.08	.31	(.42)	(.11)	.27	—	.27	16.70	(.66)	91.83			1.75		N/A		N/A		17
2008	16.70	.40	(5.24)	(4.84)	.29	—	.29	11.57	(29.41)	58.85			2.47		N/A		N/A		15
2009	11.57	.29	1.96	2.25	.36	—	.36	13.46	21.03	66.88			2.45		N/A		N/A		11
2010††	13.46	.14	(1.01)	(.87)	.29	—	.29	12.30	(6.63)	60.87		†	2.06	†	N/A		N/A		12

*	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
**	Net of expenses waived or assumed by the investment adviser (Note 4).
†	Annualized
††	For the period January 1, 2010 to June 30, 2010.
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of
New York Mellon or from brokerage service arrangements (Note 1H).
(b)	For the years ended December 31, 2005 through December 31, 2008, the expense ratio after fee credits was .70%. FIMCO has voluntarily waived advisory fees to limit the Fund’s overall expense ratio to
.70% for those years. For the period January 1, 2009 to December 31, 2009, the expense ratio after fee credits was .62%. FIMCO has voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .70% for the period January 1, 2009 to January 31, 2009 and .60% for the period February 1, 2009 to December 31, 2009. For the period January 1, 2010 to June 30, 2010, the expense ratio after fee credits was .24%. FIMCO has voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .60% (Note 4).
(c)	Prior to October 18, 2006, known as Growth Fund.
(d)	Prior to June 27, 2006, known as International Securities Fund.
(e)	Prior to July 26, 2007 known as Focused Equity Fund.

See notes to financial statements
100		101

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Life Series Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the twelve Funds comprising First Investors Life Series Funds, as of June 30, 2010, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the twelve Funds comprising First Investors Life Series Funds, as of June 30, 2010, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 27, 2010

102

Board Considerations of Advisory Contracts and Fees
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreements with Paradigm Capital Management, Inc., Muzinich & Co., Inc., Smith Group Asset Management, LP and Vontobel Asset Management, Inc.

At a meeting held on May 20, 2010 (“May Meeting”), the Board of Trustees (“Board”), including a majority of the non-interested or independent Trustees (hereinafter, “Trustees”), approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between First Investors Management Company, Inc. (“FIMCO”) and each of the following funds (each a “Fund” and collectively the “Funds”): Growth & Income Fund, Blue Chip Fund, Value Fund, Discovery Fund, Select Growth Fund, International Fund, Government Fund, Investment Grade Fund, High Yield Fund, Cash Management Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund. In addition, at the May Meeting, the Board, including a majority of the independent Trustees, approved the renewal of the sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) with: (1) Paradigm Capital Management, Inc. (“Paradigm”) with respect to the Discovery Fund; (2) Muzinich & Co., Inc. (“Muzinich”) with respect to the High Yield Fund; (3) Smith Group Asset Management, LP (“Smith Group”) with respect to the Select Growth Fund; and (3) Vontobel Asset Management, Inc. (“Vontobel”) with respect to the International Fund. The Discovery Fund, High Yield Fund, Select Growth Fund and International Fund are collectively referred to as the “Sub-Advised Funds.”

In reaching its decisions to approve the continuation of the Advisory Agreement for each Fund and the Sub-Advisory Agreements for the Sub-Advised Funds, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreements for the May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by representatives of FIMCO, Paradigm, Muzinich, Smith Group and Vontobel and various reports on compliance and other services provided by FIMCO. In preparation for the May Meeting, the independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, that included, among other things, the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”). Additionally, in response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Funds, including investment advisory and administrative services to the

103

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In addition, in response to specific requests from the independent Trustees in connection with the May Meeting, Paradigm, Muzinich, Smith Group and Vontobel furnished, and the Board reviewed, information concerning various aspects of their respective operations, including: (1) the nature, extent and quality of services provided by Paradigm, Muzinich, Smith Group and Vontobel to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by Paradigm, Muzinich, Smith Group and Vontobel and a comparison of those fee rates to the fee rates of Paradigm, Muzinich, Smith Group and Vontobel for providing advisory services to other investment companies or accounts or compared to their standard fee schedule, as applicable, with an investment mandate similar to the applicable Sub-Advised Funds; (3) profitability information provided by Paradigm, Muzinich, Smith Group and Vontobel; and (4) any “fall out” or ancillary benefits accruing to Paradigm, Muzinich, Smith Group and Vontobel as a result of the relationship with each applicable Sub-Advised Fund.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Trustees addressed each Fund separately during the May Meeting.

Based on all of the information presented, the Board, including a majority of its independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement and each Sub-Advisory Agreement are reasonable in relation to the services that are provided under each Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve

104

the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements with Paradigm, Muzinich, Smith Group and Vontobel.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or separately managed accounts. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring any sub-advisers. The Board noted that FIMCO provides not only advisory services but historically has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers and analysts based on Fund performance, and FIMCO’s willingness to make changes in portfolio managers and sub-advisers when necessary to address performance issues. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds in light of the current market environment.

The Board also considered the nature, extent and quality of the investment management services provided by Paradigm, Muzinich, Smith Group and Vontobel to the applicable Sub-Advised Funds. The Board considered Paradigm’s, Muzinich’s, Smith Group’s and Vontobel’s investment management process in managing the applicable Sub-Advised Funds and the experience and capability of their respective personnel responsible for the portfolio management of the applicable Sub-Advised Funds. In light of the current market environment, the Board also considered information regarding the resources and staffing in place with respect to the services provided by each sub-adviser.

Based on the information considered, the Board concluded that the nature, extent and quality of FIMCO’s, Paradigm’s, Muzinich’s, Smith Group’s and Vontobel’s

105

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

services, as applicable, supported approval of the Advisory Agreement and each Sub-Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the performance of the Funds over the most recent calendar year (“1-year period”) and, to the extent provided by Lipper, the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund (other than the Target Maturity 2010 Fund and Target Maturity 2015 Fund) through April 30, 2010 (the “year-to-date period”). With regard to the performance information, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund, except for the Select Growth Fund and High Yield Fund, fell within one of the top three quintiles for at least one of the performance periods provided by Lipper. With respect to the performance of the Select Growth Fund, although the performance of the Fund did not fall within one of the top three quintiles for at least one of the performance periods provided by Lipper, the Fund’s performance had improved during the year-to-date period and fell within one of the top three quintiles for such year-to-date period. The Board also considered that the sub-adviser for the Select Growth Fund had been changed in 2007 and did not have a full three years of history managing the Fund. With respect to the High Yield Fund, the Board considered that Muzinich, which was hired in April 2009, had only approximately one year of history in managing the Fund.

Additionally, the Board considered FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds.

106

The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board considered that FIMCO informed the Board that it intends to: (i) extend, on a voluntary basis, the existing total expense cap limitation for the Cash Management Fund until May 31, 2011; and (ii) extend, on a voluntary basis, the existing management fee caps for the Government Fund, Investment Grade Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund until May 31, 2011. The Board also considered that, with respect to the Cash Management Fund, FIMCO is currently waiving additional management fees to maintain total expense levels below the total expense cap for such Fund due to the low interest rate environment.

In considering the sub-advisory fee rates charged by and costs and profitability of Paradigm, Muzinich, Smith Group and Vontobel with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays Paradigm, Muzinich, Smith Group or Vontobel, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying Paradigm, Muzinich, Smith Group or Vontobel a fee directly. Paradigm, Muzinich, Smith Group and Vontobel provided, and the Board reviewed, information comparing the fees charged by Paradigm, Muzinich, Smith Group and Vontobel for services to the respective Sub-Advised Funds versus the fee rates of Paradigm, Muzinich, Smith Group and Vontobel for providing advisory services to other comparable investment companies or accounts or compared to their standard fee schedule, as applicable. Based on a review of this information, the Board noted that the fees charged by Paradigm, Muzinich, Smith Group and Vontobel for services to each applicable Sub-Advised Fund appeared competitive to the fees Paradigm, Muzinich, Smith Group and Vontobel charge to their other comparable investment companies or accounts or compared to their standard fee schedule, as applicable.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio, taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management fees) to other funds in its Peer Group, including on a quintile basis. In considering the level of the total expense ratio and the ratio of the sum

107

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

of actual management and other non-management fees, the Board took into account management’s explanation that Lipper expense comparisons do not take into account the size of a fund complex, and as a result, in certain cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Lipper’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Lipper’s methodology, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2009, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale. With regard to each Fund, the Board recognized that, although the Fund is not currently at an asset level at which it can take advantage of the breakpoints contained in its fee schedule, each schedule is structured so that when the assets of the Fund increases, economies of scale may be shared for the benefit of shareholders.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO, Paradigm, Muzinich, Smith Group and Vontobel as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO, Paradigm, Smith Group and Vontobel receive research from

108

broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and these three sub-advisers must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered that Paradigm executes brokerage transactions for the Discovery Fund through the use of an affiliated broker-dealer and that this also provides a source of fall-out benefits to Paradigm. The Board also considered the fact that Muzinich does not engage in any soft dollar arrangements.

* * *

In summary, after evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by FIMCO, Paradigm, Muzinich, Smith Group and Vontobel, the Board concluded that the level of fees paid to FIMCO with respect to each Fund, and Paradigm, Muzinich, Smith Group and Vontobel with respect to each applicable Sub-Advised Fund, is reasonable. As a result, the Board, including a majority of the independent Trustees, approved the Advisory Agreement and each Sub-Advisory Agreement.

109

FIRST INVESTORS LIFE SERIES FUNDS

Trustees
———————————————————
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Kathryn S. Head

Arthur M. Scutro, Jr.

Mark R. Ward

Officers
———————————————————
Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

110

Shareholder Information
———————————————————
Investment Adviser	Custodian
First Investors Management	(Cash Management, Government, High Yield,
Company, Inc.	Investment Grade, Target Maturity 2010 and
110 Wall Street	Target Maturity 2015 Funds)
New York, NY 10005	The Bank of New York Mellon
One Wall Street
Subadviser	New York, NY 10286
(Discovery Fund)
Paradigm Capital Management, Inc.	Custodian
Nine Elk Street	(Blue Chip, Discovery, Growth & Income,
Albany, NY 12207	International, Select Growth and Value Funds)
Brown Brothers Harriman & Co.
Subadviser	40 Water Street
(High Yield Fund)	Boston, MA 02109
Muzinich & Co., Inc.
450 Park Avenue	Transfer Agent
New York, NY 10022	Administrative Data Management Corp.
Raritan Plaza I — 8th Floor
Subadviser	Edison, NJ 08837-3620
(International Fund)
Vontobel Asset Management, Inc.	Independent Registered Public
1540 Broadway	Accounting Firm
New York, NY 10036	Tait, Weller & Baker LLP
1818 Market Street
Subadviser	Philadelphia, PA 19103
(Select Growth Fund)
Smith Asset Management Group, L.P.	Legal Counsel
100 Crescent Court	K&L Gates LLP
Dallas, TX 75201	1601 K Street, N.W.
Washington, D.C. 20006

111

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

112

NOTES

113

NOTES

114

NOTES

115

NOTES

116

NOTES

117

First Investors

110 Wall Street
New York, NY 10005

LIFESAR

Item 2.	Code of Ethics

Not applicable

Item 3.	Audit Committee Financial Expert

Not applicable

Item 4.	Principal Accountant Fees and Services

Not applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule is included as part of the report to
shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.	Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures
(as defined in Rule 30a-3(c) under the Investment Company under the Investment CompanyAct of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By	/S/	KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:		September 8, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By	/S/	KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer
By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:		September 8, 2010